Nuveen Kansas Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.5%
X 212,995,210 MUNICIPAL BONDS - 96.3%
X 212,995,210
Consumer Staples - 4.1%
$ 4,080 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 3.000%, 6/01/48
6/30 at 100.00 $ 3,008,633
1,350 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
10/23 at 100.00 1,350,148
925 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
9/23 at 100.00 906,528
510 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 523,393
625 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 571,663
300 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 295,170
2,510 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 2,306,263
Total Consumer Staples 8,961,798
Education and Civic Organizations - 4.3%
Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series
2021:
4,500 4.000%, 9/01/47 9/30 at 100.00 3,953,610
2,000 4.000%, 9/01/52 9/30 at 100.00 1,715,380
250 Kansas Development Finance Authority, Revenue Bonds, Kansas State
University Projects, Series 2016A, 4.000%, 3/01/27
3/24 at 100.00 250,575
1,000 Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project,
Refunding Series 2011A, 6.500%, 9/01/32 (c)
10/23 at 100.00 300,000
3,135 Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A,
5.000%, 7/01/35
7/25 at 100.00 3,190,395
Total Education and Civic Organizations 9,409,960
Health Care - 8.2%
385 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39
8/29 at 100.00 395,965
Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016:
1,075 5.000%, 12/01/36 12/26 at 100.00 1,017,735
400 5.000%, 12/01/41 12/26 at 100.00 356,452
875 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/36
2/27 at 100.00 908,967
Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B:
740 5.000%, 11/15/54, (Mandatory Put 11/15/31) No Opt. Call 820,867
285 5.000%, 11/15/54, (Mandatory Put 11/15/28) No Opt. Call 305,415
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence
Memorial Hospital, Series 2018A:
305 5.000%, 7/01/43 7/28 at 100.00 309,001
5,000 5.000%, 7/01/48 7/28 at 100.00 5,038,800
Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series
2021C:
270 5.000%, 11/15/52, (Mandatory Put 11/15/26) No Opt. Call 281,713

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
$ 920 5.000%, 7/01/27 No Opt. Call $ 954,178
295 5.000%, 7/01/29 No Opt. Call 311,983
University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, KU Health System, Refunding &
Improvement Series 2015:
2,000 4.000%, 9/01/40 9/25 at 100.00 1,940,440
500 5.000%, 9/01/45 9/25 at 100.00 502,945
University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System,
Series 2017A:
1,580 4.000%, 3/01/42 3/27 at 100.00 1,518,143
3,500 5.000%, 3/01/47 3/27 at 100.00 3,566,045
Total Health Care 18,228,649
Housing/Multifamily - 1.3%
3,000 Wichita, Kansas, Multifamily Housing Revenue Bonds, Wichita Senior
Housing, Series 2021-IV, 0.510%, 11/01/25, (Mandatory Put 11/01/24)
No Opt. Call 2,856,030
Total Housing/Multifamily 2,856,030
Industrials - 0.6%
1,415 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
10/23 at 100.00 1,350,335
Total Industrials 1,350,335
Long-Term Care - 2.1%
2,500 Kansas Development Finance Authority Revenue Bonds, Village Shalom
Project, Series 2018A, 5.250%, 11/15/53
11/23 at 103.75 1,750,475
2,715 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2013IV-A, 6.375%, 5/15/43
10/23 at 100.00 2,338,212
665 Wichita, Kansas, Health Care Facilities Revenue Bonds, Presbyterian
Manors, Series 2014IV-A, 5.625%, 5/15/44
5/24 at 100.00 518,108
Total Long-Term Care 4,606,795
Tax Obligation/General - 31.8%
Allen County Unified School District 257 Iola, Kansas,
General Obligation Bonds, School Building Series 2019A:
1,120 4.000%, 9/01/33 - BAM Insured 9/28 at 100.00 1,145,995
1,150 4.000%, 9/01/34 - BAM Insured 9/28 at 100.00 1,174,334
1,000 3.000%, 9/01/38 - BAM Insured 9/28 at 100.00 844,680
1,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, Refunding Series 2016A, 4.000%, 9/01/35 - BAM Insured
9/26 at 100.00 1,012,190
3,000 Butler County Unified School District 490, Kansas, General Obligation
Bonds, School Building Series 2016B, 4.000%, 9/01/43 - BAM Insured
9/26 at 100.00 2,877,930
100 Douglas County Unified School District 497, Kansas, General Obligation
Bonds, Series 2017A, 3.125%, 9/01/37
9/27 at 100.00 87,458
500 Geary County Unified School District 475, Kansas, General Obligation
Bonds, Refunding Series 2021B, 3.000%, 9/01/43
9/31 at 100.00 386,225
5,000 Harvey County Unified School District 460, Hesston, Kansas, General
Obligation Bonds, Series 2022, 5.000%, 9/01/52 - BAM Insured
9/31 at 100.00 5,136,550
2,500 Johnson County Unified School District 229, Blue Valley, Kansas, General
Obligation Bonds, School Series 2020A, 2.500%, 10/01/39
10/30 at 100.00 1,952,050
Johnson County Unified School District 229, Blue Valley,
Kansas, General Obligation Bonds, School Series 2022A:
2,070 5.000%, 10/01/28 No Opt. Call 2,271,494
1,610 5.000%, 10/01/31 No Opt. Call 1,852,482
2,200 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2013A,
5.000%, 10/01/28
10/23 at 100.00 2,202,486

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,490 Johnson County Unified School District 231 Gardner Edgerton, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2016A,
5.000%, 10/01/33
10/25 at 100.00 $ 1,533,970
3,585 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Improvement Series 2023A, 5.000%,
10/01/40
10/33 at 100.00 3,939,736
10,000 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2021A,
3.000%, 10/01/41
10/30 at 100.00 8,121,900
500 Johnson County, Kansas, General Obligation Bonds, General
Improvement Series 2016A, 5.000%, 9/01/24
No Opt. Call 508,200
5,000 Johnson County, Kansas, General Obligation Bonds, Internal Improvement
Series 2018A, 4.000%, 9/01/34
9/27 at 100.00 5,140,450
1,290 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Improvement Series 2016B, 4.000%, 9/01/33
9/26 at 100.00 1,292,915
620 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Refunding Series 2016, 5.000%, 9/01/26
No Opt. Call 651,521
1,000 Johnson/Miami County Unified School District 230 Spring Hill, Kansas,
General Obligation Bonds, Series 2018A, 5.000%, 9/01/34
9/27 at 100.00 1,080,770
1,000 Leavenworth County Unified School District 464, Tonganoxie, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2019A,
4.000%, 9/01/45
9/27 at 100.00 910,390
500 Linn County Unified School District 362, Kansas, General Obligation
Bonds, Series 2020, 3.000%, 9/01/35
9/28 at 100.00 460,865
3,550 Lyon County Unified School District 253 Emporia, Kansas, General
Obligation Bonds, Series 2019, 4.000%, 9/01/48
9/27 at 100.00 3,163,476
Reno County, Kansas, General Obligation Bonds, Refunding
& Improvement Series 2021:
205 3.000%, 9/01/31 9/28 at 100.00 196,050
200 3.000%, 9/01/34 9/28 at 100.00 183,982
1,130 Riley County Unified School District 383, Manhattan-Ogen, Kansas,
General Obligation Bonds, Refunding Series 2016, 4.000%, 9/01/29
9/26 at 100.00 1,149,639
Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B:
3,425 3.000%, 9/01/32 9/30 at 100.00 3,278,855
2,530 3.000%, 9/01/33 9/30 at 100.00 2,395,025
500 2.000%, 9/01/34 9/30 at 100.00 406,970
465 Sedgwick County Unified School District 262, Kansas, General Obligation
Bonds, Refunding Series 2017, 4.000%, 9/01/30 - BAM Insured
9/26 at 100.00 477,281
Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A:
1,325 4.000%, 9/01/30 9/27 at 100.00 1,353,011
1,650 4.000%, 9/01/31 9/27 at 100.00 1,680,294
500 4.000%, 9/01/32 9/27 at 100.00 508,820
1,250 Wabaunsee County Unified School District 330 Mission Valley, Kansas,
General Obligation Bonds, Series 2022, 5.500%, 9/01/47 - BAM Insured
9/31 at 100.00 1,359,550
Wichita, Kansas, General Obligation Bonds, Airport Series
2015C:
2,000 5.000%, 12/01/39, (AMT) 12/25 at 100.00 2,018,380
500 4.250%, 12/01/44, (AMT) 12/25 at 100.00 488,435
Wyandotte County Unified School District 203, Piper,
Kansas, General Obligation Bonds, Improvement Series
2018A:
1,240 5.000%, 9/01/39 9/28 at 100.00 1,309,328
1,000 5.000%, 9/01/40 9/28 at 100.00 1,049,990
1,000 4.000%, 9/01/48 9/28 at 100.00 891,120
200 Wyandotte County/Kansas City Unified Government, Kansas, General
Obligation Bonds, Improvement Series 2015A, 3.000%, 8/01/28
8/24 at 100.00 195,128
Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2020A:
1,515 3.000%, 8/01/30 - BAM Insured 8/28 at 100.00 1,457,081
2,395 3.000%, 8/01/31 - BAM Insured 8/28 at 100.00 2,283,561
Total Tax Obligation/General 70,430,567

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 20.7%
Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding
Series 2016:
$ 500 5.000%, 6/01/28 - AGM Insured 6/27 at 100.00 $ 529,745
1,380 5.000%, 6/01/29 - AGM Insured 6/27 at 100.00 1,462,413
2,295 5.000%, 6/01/30 - AGM Insured 6/27 at 100.00 2,433,182
1,320 5.000%, 6/01/31 - AGM Insured 6/27 at 100.00 1,400,692
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,000 5.000%, 11/15/34 11/25 at 100.00 1,005,630
1,000 5.000%, 11/15/39 11/25 at 100.00 978,210
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
2,000 5.000%, 12/01/25 No Opt. Call 2,033,600
1,000 5.000%, 12/01/30 12/26 at 100.00 1,021,970
1,000 5.000%, 12/01/32 12/26 at 100.00 1,022,900
2,275 5.000%, 12/01/33 12/26 at 100.00 2,324,595
1,250 5.000%, 12/01/46 12/26 at 100.00 1,171,100
2,630 Johnson County Community College, Kansas, Certificates of Participation,
Series 2017, 4.000%, 10/01/28
10/26 at 100.00 2,684,388
Kansas Department of Transportation, Highway Revenue
Bonds, Series 2015B:
1,000 5.000%, 9/01/29 9/25 at 100.00 1,033,060
1,500 5.000%, 9/01/35 9/25 at 100.00 1,540,260
2,240 Kansas Department of Transportation, Highway Revenue Bonds, Series
2017A, 5.000%, 9/01/33
9/27 at 100.00 2,390,819
1,000 Kansas Development Finance Authority, Kansas, Revenue Bonds, State of
Kansas Projects, Refunding Series 2019F, 3.000%, 11/01/33
11/27 at 100.00 916,610
3,260 Kansas Development Finance Authority, Kansas, Revenue Bonds, State of
Kansas Projects, Series 2021P, 3.000%, 5/01/32
5/30 at 100.00 3,070,105
Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc.,
Series 2019H-1:
1,170 4.000%, 9/01/30 9/27 at 100.00 1,190,370
1,350 3.000%, 9/01/34 9/27 at 100.00 1,270,728
7,735 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019,
5.000%, 3/01/44
3/29 at 100.00 7,179,859
Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series
2012B:
200 5.250%, 12/15/29 (c) 10/23 at 100.00 100,000
200 6.100%, 12/15/34 (c) 10/23 at 100.00 100,000
2,775 Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
10/23 at 100.00 1,231,406
335 Ozawkie Kansas, General Obligation Refunding Bonds, Series 2020,
3.000%, 9/01/39
9/27 at 100.00 284,174
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/23 at 100.00 2,000,780
1,485 Wyandotte County/Kansas City Unified Government, Kansas, Community
Improvement District Sales Tax Revenue Bonds, Legends Appartments
Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40
12/26 at 100.00 1,360,008
Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Kansas International
Speedway Corporation Project, Refunding Series 2014:
1,370 5.000%, 12/01/25 12/24 at 100.00 1,397,002
1,260 5.000%, 12/01/26 12/24 at 100.00 1,283,915
1,175 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series
2015, 5.750%, 9/01/32
9/25 at 100.00 1,017,292
395 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Revenue Bonds, Kansas International Speedway
Corporation, Series 1999, 0.000%, 12/01/27
No Opt. Call 328,316
Total Tax Obligation/Limited 45,763,129

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 4.4%
$ 1,120 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51
12/24 at 100.00 $ 1,104,880
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
1,175 6.250%, 10/01/34, (AMT) 10/23 at 100.00 1,177,045
Kansas State Turnpike Authority, Turnpike Revenue Bonds,
Refunding Series 2019A:
1,065 5.000%, 9/01/31 9/29 at 100.00 1,186,985
1,100 5.000%, 9/01/38 9/29 at 100.00 1,187,505
1,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding
Series 2020A, 3.000%, 9/01/26
No Opt. Call 987,080
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
2,500 5.000%, 7/01/34, (AMT) 7/24 at 100.00 2,510,900
1,515 5.000%, 7/01/46, (AMT) 7/24 at 100.00 1,510,182
Total Transportation 9,664,577
U.S. Guaranteed - 4.2% (d)
1,500 Coffeyville, Kansas, Electric Utility System Revenue Bonds, Series 2015B,
5.000%, 6/01/42, (Pre-refunded 6/01/25), 144A
6/25 at 100.00 1,534,815
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
775 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 776,349
1,250 Johnson County Unified School District 512, Shawnee Mission, Kansas,
General Obligation Bonds, Refunding & Improvement Series 2015A,
5.000%, 10/01/34, (Pre-refunded 10/01/25)
10/25 at 100.00 1,292,775
Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B:
40 5.000%, 11/15/54, (Pre-refunded 11/15/28) No Opt. Call 43,478
Leavenworth County Unified School District 453, Kansas,
General Obligation Bonds, Series 2018A:
365 4.000%, 9/01/37, (Pre-refunded 9/01/26) 9/26 at 100.00 374,807
2,155 4.000%, 9/01/38, (Pre-refunded 9/01/26) 9/26 at 100.00 2,212,905
Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series
2021C:
15 5.000%, 11/15/52, (Pre-refunded 11/15/26) No Opt. Call 15,797
2,000 Sedgwick County Unified School District 260, Kansas, General Obligation
Bonds, Refunding & School Building Series 2018B, 5.000%, 10/01/40,
(Pre-refunded 10/01/26)
10/26 at 100.00 2,113,900
1,000 Wyandotte County Unified School District 500, Kansas, General Obligation
Bonds, Improvement Series 2016A, 4.125%, 9/01/37, (Pre-refunded
9/01/26)
9/26 at 100.00 1,030,410
Total U.S. Guaranteed 9,395,236
Utilities - 14.6%
1,255 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (c)
No Opt. Call 13
130 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012, 5.000%, 11/21/45, (AMT), 144A
1/24 at 100.00 126,923
Chisholm Creek Utility Authority, Kansas, Water and
Wastewater Facilities Revenue Bonds, Bel Aire & Park
Cities, Kansas Project, Refunding Series 2017:
600 5.000%, 9/01/27 - AGM Insured No Opt. Call 637,044
1,135 4.000%, 9/01/29 - AGM Insured 9/27 at 100.00 1,158,778
100 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 100,487
1,750 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.000%, 7/01/28
10/23 at 100.00 1,750,962

Nuveen Kansas Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
$ 370 5.000%, 7/01/36 7/26 at 100.00 $ 374,973
2,580 5.000%, 1/01/46 7/26 at 100.00 2,583,638
2,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 1,990,680
3,750 Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%,
10/01/40
10/27 at 100.00 3,781,762
Guam Power Authority, Revenue Bonds, Series 2014A:
1,000 5.000%, 10/01/32 10/24 at 100.00 1,020,580
1,000 5.000%, 10/01/33 10/24 at 100.00 1,020,470
Kansas Municipal Energy Agency, Power Project Revenue
Bonds, Dogwood Project, Series 2018A:
1,000 5.000%, 4/01/33 - BAM Insured 4/26 at 100.00 1,037,780
1,000 5.000%, 4/01/34 - BAM Insured 4/26 at 100.00 1,038,280
1,000 5.000%, 4/01/35 - BAM Insured 4/26 at 100.00 1,038,280
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (c)
No Opt. Call 10
515 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (c)
No Opt. Call 5
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV:
2,480 5.250%, 7/01/27 - AGM Insured No Opt. Call 2,479,801
1,065 5.250%, 7/01/31 - AGM Insured No Opt. Call 1,060,868
480 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28 - AGC Insured
10/23 at 100.00 482,856
Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A:
475 3.000%, 10/01/28 10/26 at 100.00 463,249
355 3.000%, 10/01/29 10/26 at 100.00 343,729
780 3.000%, 10/01/30 10/26 at 100.00 749,026
580 3.000%, 10/01/31 10/26 at 100.00 554,155
Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A:
785 4.000%, 8/01/30 - BAM Insured 8/29 at 100.00 818,308
740 4.000%, 8/01/31 - BAM Insured 8/29 at 100.00 768,793
1,595 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Series 2007B, 5.000%, 7/01/31
10/23 at 100.00 1,488,406
1,105 Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series
2017B, 5.000%, 10/01/26
No Opt. Call 1,166,935
2,000 Wyandotte County/Kansas City Unified Government, Kansas, Utility
System Revenue Bonds, Refunding & Improvement Series 2014A,
5.000%, 9/01/44
9/24 at 100.00 2,008,200
2,250 Wyandotte County-Kansas City Unified Government, Kansas, Utility System
Revenue Bonds, Improvement Series 2016A, 5.000%, 9/01/40
9/25 at 100.00 2,283,143
Total Utilities 32,328,134
Total Municipal Bonds
(cost $229,512,878) 212,995,210
Shares Description (a) Value
X 7,101,454 COMMON STOCKS - 3.2%
X 7,101,454
Independent Power and Renewable Electricity Producers - 3.2%
89,726 Energy Harbor Corp (e),(f) $ 7,101,454
Total Independent Power and Renewable Electricity Producers 7,101,454
Total Common Stocks
(cost $2,547,413) 7,101,454
Total Long-Term Investments
(cost $232,060,291) 220,096,664
Other Assets & Liabilities, Net - 0.5% 1,199,891
Net Assets - 100% $ 221,296,555

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 212,995,210 $ – $ 212,995,210
Common Stocks – 7,101,454 – 7,101,454
Total
$ – $ 220,096,664 $ – $ 220,096,664
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County
Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, First Energy Nuclear Generation Project, Series
2006A, 3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergyGeneration Project,
Refunding Series 2006A, 3.750%, 12/01/23 and Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,
Shippingport Project,First Energy Guarantor, Series 2005A, 3.750%, 12/01/40. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-
formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction,
Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Kentucky Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 107.1%
X 272,528,623 MUNICIPAL BONDS - 107.1%
X 272,528,623
Education and Civic Organizations - 22.9%
$ 155 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017, 5.000%, 3/01/39
3/27 at 100.00 $ 143,183
Kentucky Bond Development Corporation, Educational
Facilities Revenue Bonds, City of Danville, Centre College
Project, Series 2021:
4,700 4.000%, 6/01/46 6/31 at 100.00 4,202,787
4,200 4.000%, 6/01/51 6/31 at 100.00 3,639,426
Kentucky Bond Development Corporation, Educational
Facilities Revenue Bonds, City of Stamping Ground,
Transylvania University Project, Refunding Series 2021A:
1,040 4.000%, 3/01/46 3/30 at 100.00 873,465
705 4.000%, 3/01/49 3/30 at 100.00 580,560
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
2,000 5.000%, 7/01/33 7/25 at 100.00 2,027,280
795 5.000%, 7/01/40 7/25 at 100.00 796,534
7,025 5.000%, 1/01/45 7/25 at 100.00 6,910,844
400 Kentucky Higher Education Student Loan Corporation, Student Loan
Revenue Bonds, Senior Series 2014A, 5.000%, 6/01/24, (AMT)
No Opt. Call 403,152
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Senior Series 2021A-1:
500 5.000%, 6/01/31, (AMT) No Opt. Call 525,950
1,450 2.125%, 6/01/32, (AMT) 6/31 at 100.00 1,225,366
Kentucky Higher Education Student Loan Corporation,
Student Loan Revenue Bonds, Series 2019A:
1,000 5.000%, 6/01/28, (AMT) No Opt. Call 1,037,930
700 5.000%, 6/01/29, (AMT) No Opt. Call 732,417
Kentucky State University, Certificates of Participation, Series
2021:
500 4.000%, 11/01/41 - BAM Insured 11/31 at 100.00 484,965
3,025 4.000%, 11/01/51 - BAM Insured 11/31 at 100.00 2,801,513
2,850 4.000%, 11/01/56 - BAM Insured 11/31 at 100.00 2,628,441
Louisville-Jefferson County Metro Government, Kentucky,
Revenue Bonds, Bellarmine University Inc Project,
Refunding & Improvement Series 2015:
1,790 5.000%, 5/01/31 5/25 at 100.00 1,749,671
1,210 5.000%, 5/01/40 5/25 at 100.00 1,123,062
Murray State University, Kentucky, General Receipts Bonds,
Series 2015A:
1,125 5.000%, 3/01/26 3/25 at 100.00 1,149,671
1,075 5.000%, 3/01/27 3/25 at 100.00 1,097,167
4,000 University of Kentucky, General Receipts Bonds, Refunding Series 2015B,
5.000%, 10/01/27
4/25 at 100.00 4,103,080
2,000 University of Kentucky, General Receipts Bonds, Series 2015A, 5.000%,
4/01/29
4/25 at 100.00 2,045,680
250 University of Kentucky, General Receipts Bonds, Series 2016A, 5.000%,
4/01/32
4/25 at 100.00 255,055
4,535 University of Kentucky, General Receipts Bonds, Series 2018A, 4.000%,
10/01/32
4/26 at 100.00 4,579,715
University of Louisville, Kentucky, Revenue Bonds, General
Reciepts Series 2016D:
1,155 5.000%, 3/01/31 9/26 at 100.00 1,204,746
3,450 5.000%, 3/01/32 9/26 at 100.00 3,597,901
2,500 University of Louisville, Kentucky, Revenue Bonds, Refunding General
Reciepts Series 2016C, 4.000%, 9/01/28
3/26 at 100.00 2,533,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Western Kentucky University, General Receipts Revenue
Bonds, Refunding Series 2016A:
$ 2,690 5.000%, 9/01/25 No Opt. Call $ 2,758,568
2,820 5.000%, 9/01/26 9/25 at 100.00 2,899,327
Total Education and Civic Organizations 58,110,456
Health Care - 17.7%
9,190 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian Regional
Healthcare Project, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 8,037,390
8,000 Kentucky Bond Development Corporation, Hospital Revenue Bonds, Saint
Elizabeth Medical Center, Inc., Refunding Series 2016, 5.000%, 5/01/39
5/26 at 100.00 8,146,960
3,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Baptist Healthcare System Obligated Group, Series 2017B,
5.000%, 8/15/41
8/27 at 100.00 3,055,020
500 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.250%, 6/01/41
6/27 at 100.00 505,900
6,385 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/44
8/29 at 100.00 6,521,894
Kentucky Economic Development Finance Authority,
Revenue Bonds, CommonSpirit Health, Series 2019A-2:
100 5.000%, 8/01/37 8/29 at 100.00 103,697
100 5.000%, 8/01/38 8/29 at 100.00 103,198
2,500 5.000%, 8/01/44 8/29 at 100.00 2,553,600
Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project,
Series 2022A:
4,500 5.000%, 5/15/52 - AGM Insured 5/32 at 100.00 4,600,260
1,165 5.000%, 5/15/52 5/32 at 100.00 1,164,185
2,000 Louisville/Jefferson County Metro Government, Kentucky, Health System
Revenue Bonds, Norton Healthcare, Inc., Series 2023A, 5.000%,
10/01/42
10/33 at 100.00 2,093,060
2,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway
County Public Hospital Corporation Project, Refunding Series 2016,
5.000%, 8/01/37
8/26 at 100.00 2,007,100
Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A:
600 5.000%, 4/01/24 No Opt. Call 604,692
600 5.000%, 4/01/25 No Opt. Call 612,906
500 5.000%, 4/01/26 No Opt. Call 518,735
500 5.000%, 4/01/27 No Opt. Call 527,735
Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Series 2012A:
1,980 5.000%, 10/01/33 10/23 at 100.00 1,947,271
2,000 5.000%, 10/01/37 10/23 at 100.00 1,967,520
Total Health Care 45,071,123
Materials - 0.4%
1,180 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 1,114,651
Total Materials 1,114,651
Tax Obligation/Limited - 35.8%
Barren County School District Finance Corporation,
Kentucky, School Building Revenue Bonds, Series 2015:
1,250 5.000%, 8/01/24 No Opt. Call 1,265,813
1,760 5.000%, 8/01/25 2/25 at 100.00 1,796,432
3,000 Kentucky Bond Development Corporation, Kentucky, Industrial Building
Revenue Bonds, Kentucky Communications Network Authority, Series
2019, 5.000%, 9/01/49 - BAM Insured
3/30 at 100.00 3,113,160

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Kentucky Bond Development Corporation, Transient Room
Tax Revenue Bonds, Lexington Center Corporation
Project, Series 2018A:
$ 8,500 5.000%, 9/01/43 9/28 at 100.00 $ 8,678,245
10,400 5.000%, 9/01/48 9/28 at 100.00 10,588,136
Kentucky Economic Development Finance Authority,
Louisville Arena Project Revenue Bonds, Louisville Arena
Authority, Inc., Series 2017A:
13,650 4.000%, 12/01/41 - AGM Insured, (UB) (c) 12/27 at 100.00 12,814,620
1,000 4.000%, 12/01/41 - AGM Insured 12/27 at 100.00 938,800
4,100 5.000%, 12/01/45 - AGM Insured 12/27 at 100.00 4,217,465
4,985 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 112, Refunding Series 2016B, 5.000%, 11/01/24
No Opt. Call 5,063,115
Kentucky State Property and Buildings Commission,
Revenue Bonds, Project 115, Series 2017:
7,000 5.000%, 4/01/32, (UB) (c) 4/27 at 100.00 7,325,220
6,000 5.000%, 4/01/38 4/27 at 100.00 6,219,420
2,500 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 119, Series 2018, 5.000%, 5/01/30
5/28 at 100.00 2,681,550
2,445 Kentucky State Property and Buildings Commission, Revenue Bonds,
Project 126, Series 2022A, 5.000%, 5/01/42
5/32 at 100.00 2,589,304
Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series
2017A:
1,930 5.000%, 7/01/33, (UB) (c) 7/27 at 100.00 2,061,529
550 5.000%, 7/01/36, (UB) (c) 7/27 at 100.00 581,400
500 5.000%, 7/01/37, (UB) (c) 7/27 at 100.00 525,055
5,000 Kentucky Turnpike Authority, Economic Development Road Revenue
Bonds, Revitalization Project, Refunding Series 2017B, 5.000%, 7/01/28
7/27 at 100.00 5,345,300
1,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton
Project, Series 2020B, 5.500%, 12/01/60
12/30 at 100.00 799,940
2,460 Newport, Kentucky, Special Obligation Revenue Bonds, Newport Skypoint
Project, Refunding Series 2023, 5.500%, 9/01/50
3/33 at 100.00 2,241,650
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,559 4.500%, 7/01/34 7/25 at 100.00 2,558,846
89 5.000%, 7/01/58 7/28 at 100.00 86,366
1,370 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 1,335,777
4,180 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 3,969,328
3,000 Union Kentucky, Special Obligation Revenue Bonds, Union Promenade
Project, Series 2022B, 5.500%, 12/01/52, 144A
12/32 at 100.00 2,717,790
1,485 Warren County School District Finance Corporation, Kentucky, School
Building Revenue Bonds, Series 2022, 5.000%, 12/01/31
No Opt. Call 1,664,908
Total Tax Obligation/Limited 91,179,169
Transportation - 6.8%
Kenton County Airport Board, Kentucky, Airport Revenue
Bonds, Cincinnati/Northern Kentucky International Airport,
Refunding Series 2016:
1,635 5.000%, 1/01/25 No Opt. Call 1,669,172
1,855 5.000%, 1/01/30 1/26 at 100.00 1,921,557
1,750 5.000%, 1/01/31 1/26 at 100.00 1,813,403
2,730 5.000%, 1/01/33 1/26 at 100.00 2,828,198
4,320 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2019, 5.000%,
1/01/49
1/29 at 100.00 4,452,494
700 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Capital Appreciation First Tier
Series 2013B, 0.000%, 7/01/32
7/28 at 76.98 432,915

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 1,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation
First Tier Series 2013C, 6.600%, 7/01/39
7/31 at 100.00 $ 1,134,400
Louisville Regional Airport Authority, Kentucky, Airport
System Revenue Bonds, Refunding Series 2014A:
1,555 5.000%, 7/01/31, (AMT) 7/24 at 100.00 1,562,915
1,500 5.000%, 7/01/32, (AMT) 7/24 at 100.00 1,506,270
Total Transportation 17,321,324
U.S. Guaranteed - 1.5% (d)
3,750 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A2,
0.000%, 12/01/23 - AGC Insured, (ETM)
No Opt. Call 3,719,175
Total U.S. Guaranteed 3,719,175
Utilities - 22.0%
5,705 Bowling Green, Kentucky, Water and Sewer Revenue Bonds, Series 2019,
4.000%, 6/01/49 - AGM Insured
6/26 at 100.00 5,298,405
6,300 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%,
10/01/34, (AMT)
6/31 at 100.00 4,788,252
1,375 Carroll County, Kentucky, Environmental Facilities Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2018A, 3.375%,
2/01/26, (AMT)
12/23 at 100.00 1,323,726
Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Revenue Bonds, Series 2018A:
4,265 5.000%, 2/01/30 2/28 at 100.00 4,606,626
5,000 5.000%, 2/01/31, (UB) (c) 2/28 at 100.00 5,400,750
1,500 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Refunding Series 2019A, 4.000%, 9/01/45
9/28 at 100.00 1,309,980
3,730 Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Refunding Series 2018A,
4.000%, 5/15/37
5/28 at 100.00 3,737,162
Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Series 2014A:
795 5.000%, 5/15/27 11/24 at 100.00 810,996
1,785 4.000%, 5/15/40 11/24 at 100.00 1,707,852
10,000 Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution
Control Revenue Bonds, Louisville Gas and Electric Company Project,
Series 2003A, 2.000%, 10/01/33
4/31 at 100.00 7,839,200
1,900 Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-
American Water Company Project, Refunding Series 2020, 3.875%,
6/01/40, (Mandatory Put 9/01/28) , (WI/DD)
No Opt. Call 1,887,004
2,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series
2016A, 5.000%, 10/01/33 - AGM Insured
10/26 at 100.00 2,071,400
5 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series 2009A,
5.250%, 10/01/35 - AGC Insured
10/23 at 100.00 5,005
Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015:
1,000 5.000%, 11/01/25 - AGM Insured 5/25 at 100.00 1,014,160
1,100 5.000%, 11/01/34 - AGM Insured 5/25 at 100.00 1,125,729
1,635 5.000%, 11/01/37 - AGM Insured 5/25 at 100.00 1,669,809
8,175 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018A, 4.000%, 4/01/48, (Mandatory Put 4/01/24)
1/24 at 100.37 8,178,433
2,840 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series
2018B, 4.000%, 1/01/49, (Mandatory Put 1/01/25)
10/24 at 100.24 2,828,044

Nuveen Kentucky Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 405 Russellville, Kentucky, Electric Plant Board Electric Revenue Bonds,
Refunding Series 2015A, 5.000%, 8/01/24 - BAM Insured
No Opt. Call $ 410,192
Total Utilities 56,012,725
Total Municipal Bonds
(cost $289,376,683) 272,528,623
Total Long-Term Investments
(cost $289,376,683) 272,528,623
Floating Rate Obligations - (8.9)%   (22,650,000)
Other Assets & Liabilities, Net - 1.8% 4,522,725
Net Assets - 100% $ 254,401,348
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 272,528,623 $ – $ 272,528,623
Total
$ – $ 272,528,623 $ – $ 272,528,623
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.

Nuveen Michigan Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.5%
X 285,247,152 MUNICIPAL BONDS - 99.5%
X 285,247,152
Consumer Staples - 0.7%
$ 1,965 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 $ 2,037,233
Total Consumer Staples 2,037,233
Education and Civic Organizations - 13.0%
1,480 Central Michigan University Board of Trustees, General Revenue Bonds,
Refunding Series 2014, 5.000%, 10/01/39
10/24 at 100.00 1,491,618
2,020 Central Michigan University Board of Trustees, General Revenue Bonds,
Series 2019, 5.000%, 10/01/34
10/29 at 100.00 2,182,448
500 Detroit Service Learning Academy, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/41
7/28 at 103.00 400,325
3,835 Eastern Michigan University, General Revenue Bonds, Series 2018A,
4.000%, 3/01/44 - AGM Insured
3/28 at 100.00 3,502,851
Ferris State University, Michigan, General Revenue Bonds,
Refunding Series 2016:
2,695 5.000%, 10/01/34 10/26 at 100.00 2,791,265
2,000 5.000%, 10/01/41 10/26 at 100.00 2,060,320
350 Grand Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2014B, 5.000%, 12/01/28
12/24 at 100.00 355,491
Grand Valley State University, Michigan, General Revenue
Bonds, Series 2017:
250 5.000%, 12/01/30 12/24 at 100.00 252,862
250 5.000%, 12/01/32 12/24 at 100.00 252,650
90 Michigan Finance Authority, Public School Academy Limited Obligation
Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019,
3.250%, 2/01/24
No Opt. Call 89,403
4,670 Michigan State University, General Revenue Bonds, Series 2015A, 5.000%,
8/15/40
8/25 at 100.00 4,754,574
1,835 Michigan State University, General Revenue Bonds, Taxable Series 2019A,
5.000%, 2/15/48
2/29 at 100.00 1,905,042
1,800 Michigan Technological University, General Revenue Bonds, Refunding
Series 2015A, 5.000%, 10/01/45
10/25 at 100.00 1,826,154
Michigan Technological University, General Revenue Bonds,
Series 2023A:
1,520 5.000%, 10/01/47 - AGM Insured 10/31 at 100.00 1,580,390
1,000 5.250%, 10/01/52 - AGM Insured 10/31 at 100.00 1,051,040
Northern Michigan University, General Revenue Bonds,
Series 2018A:
500 5.000%, 12/01/32 6/28 at 100.00 537,865
400 5.000%, 12/01/34 6/28 at 100.00 429,148
5,480 Oakland University, Michigan, General Revenue Bonds, Series 2016,
5.000%, 3/01/47
3/26 at 100.00 5,540,444
2,760 Oakland University, Michigan, General Revenue Bonds, Series 2019,
5.000%, 3/01/50
3/29 at 100.00 2,820,472
515 Saginaw Valley State University, Michigan, General Revenue Bonds,
Refunding Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 531,259
University of Michigan, Michigan, General Revenue Bonds,
Series 2017A:
1,000 5.000%, 4/01/34 4/27 at 100.00 1,067,430
1,190 5.000%, 4/01/35 4/27 at 100.00 1,265,839
650 Western Michigan University, General Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45
5/25 at 100.00 655,213
Total Education and Civic Organizations 37,344,103

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 5.6%
$ 5,255 Kent Hospital Finance Authority, Michigan, Revenue Bonds, Mary Free Bed
Rehabilitatin Hospital, Series 2021A, 4.000%, 4/01/41
4/31 at 100.00 $ 4,757,719
2,335 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Refunding Series 2016, 5.000%, 11/15/41
11/26 at 100.00 2,365,799
3,085 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 4.000%, 11/15/50
11/29 at 100.00 2,762,000
Michigan Finance Authority, Hospital Revenue Bonds,
Sparrow Obligated Group, Refunding Series 2015:
560 5.000%, 11/15/45 5/25 at 100.00 560,034
2,955 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI, 5.000%, 12/01/45
6/26 at 100.00 2,984,668
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2016MI-2, 4.000%, 3/01/51
3/32 at 100.00 2,717,040
Total Health Care 16,147,260
Housing/Multifamily - 0.7%
Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A:
320 1.050%, 10/01/27 No Opt. Call 285,315
500 1.150%, 4/01/28 No Opt. Call 439,610
720 1.375%, 4/01/29 No Opt. Call 623,578
625 1.600%, 4/01/30 No Opt. Call 534,975
Total Housing/Multifamily 1,883,478
Long-Term Care - 0.2%
750 Kentwood Economic Development Corporation, Michigan, Limited
Obligation Revenue Bonds, Holland Home Obligated Group, Refunding
Series 2022, 4.000%, 11/15/43
11/28 at 103.00 570,630
Total Long-Term Care 570,630
Tax Obligation/General - 37.3%
1,350 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2015, 5.000%, 5/01/25
No Opt. Call 1,389,406
825 Ann Arbor Public School District, Washtenaw County, Michigan, General
Obligation Bonds, School Building & Site Series 2022, 5.000%, 5/01/42
5/32 at 100.00 890,480
Battle Creek School District, Calhoun County, Michigan,
General Obligation Bonds, Refunding & Site Series 2022:
2,000 4.000%, 5/01/45 5/32 at 100.00 1,914,600
3,000 4.000%, 5/01/47 5/32 at 100.00 2,858,820
1,100 Birmingham Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series 2023,
5.000%, 5/01/43
5/33 at 100.00 1,170,510
3,440 Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2020, 4.000%, 5/01/50
5/30 at 100.00 3,247,463
2,590 Byron Center Public Schools, Kent County, Michigan, General Obligation
Bonds, School Building & Site Series 2017I, 5.000%, 5/01/47
5/27 at 100.00 2,646,540
1,000 Cadillac Area Public Schools, Counties of Wexford, Osceola and Lake,
State of Michigan  School Building and Site General Obligation Bonds,
Refunding 2018, 5.000%, 5/01/36
5/28 at 100.00 1,081,380
Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding
& School Building & Site Series 2019:
875 5.000%, 5/01/41 5/29 at 100.00 937,676
1,310 5.000%, 5/01/43 5/29 at 100.00 1,399,997
1,515 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2014, 5.000%, 5/01/39
5/24 at 100.00 1,527,165
1,030 Calhoun County, Michigan, General Obligation Bonds, Limited Tax Series
2023, 5.000%, 4/01/38
4/33 at 100.00 1,119,322
1,275 Cedar Springs Public School District, Kent and Newaygo Counties,
Michigan, General Obligation Bonds, School Building & Site Series
2023-II, 5.000%, 5/01/51
5/33 at 100.00 1,317,789

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 850 Chelsea School District, Washtenaw and Jackson, Michigan, General
Obligation Bonds, School Building & Site Series 2020-I, 5.000%, 5/01/39
5/30 at 100.00 $ 917,813
2,000 Clarkston Community Schools, Oakland County, Michigan, General
Obligation Bonds, School Building and Site Series 2023-I, 5.000%,
5/01/47
5/33 at 100.00 2,103,540
1,000 Davison Community Schools, Genesee and Lapeer Counties, Michigan,
General Obligation Bonds, School Building and Site Series 2022-II,
5.000%, 5/01/38
5/32 at 100.00 1,082,450
110 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 1998C, 5.250%,
5/01/25
No Opt. Call 112,304
1,575 East Lansing School District, Ingham and Clinton Counties, Michigan,
General Obligation Bonds, Building & Site Series 2020II, 5.000%,
5/01/44
5/30 at 100.00 1,650,159
2,000 East Lansing School District, Ingham County, Michigan, General
Obligation Bonds, School Building & Site Series 2017, 5.000%, 5/01/39
5/27 at 100.00 2,081,180
2,075 Elk Rapids Schools, Antrim, Grand Traverse and Kalkaska, Michigan,
General Obligation Bonds, School Building & Site Series 2021-I, 4.000%,
5/01/50
5/31 at 100.00 1,896,674
1,560 Gerald R. Ford International Airport Authority, Kent County, Michigan,
Revenue Bonds, Limited Tax General Obligation Series 2021, 5.000%,
1/01/39, (AMT)
1/32 at 100.00 1,653,538
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, Refunding School Building &
Site Series 2016:
4,325 5.000%, 5/01/29 - AGM Insured 5/26 at 100.00 4,481,133
2,055 5.000%, 5/01/38 - AGM Insured 5/26 at 100.00 2,113,403
Grand Rapids Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Series
2019:
1,500 5.000%, 11/01/35 - AGM Insured 5/29 at 100.00 1,611,165
1,000 5.000%, 11/01/36 - AGM Insured 5/29 at 100.00 1,064,600
2,600 5.000%, 11/01/41 - AGM Insured 5/29 at 100.00 2,713,308
1,330 Hemlock Public School District, Saginaw and Midland Counties, Michigan,
General Obligation Bonds, School & Building Site Series 2022I, 5.000%,
5/01/52
5/32 at 100.00 1,398,229
1,000 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Refunding Series
2023, 5.000%, 5/01/53
5/33 at 100.00 1,036,330
2,040 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I, 4.000%,
5/01/45
5/30 at 100.00 1,924,536
3,000 Jackson Public Schools, Jackson County, Michigan, General Obligation
Bonds, School Building & Site Series 2018, 5.000%, 5/01/42
5/28 at 100.00 3,101,280
1,700 Jenison Public Schools, Ottawa County, Michigan, General Obligation
Bonds, School Building & Site Series 2020, 5.000%, 5/01/45
5/30 at 100.00 1,807,083
Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017:
500 5.000%, 4/01/26 No Opt. Call 523,255
500 5.000%, 4/01/31 4/27 at 100.00 534,910
380 Kalamazoo Public Schools, Michigan, General Obligation Bonds, School
Building & Site Series 2023-I, 5.000%, 5/01/48 - AGM Insured
5/33 at 100.00 397,761
1,075 Kent County, Michigan, General Obligation Bonds, Limited Tax Series
2015, 5.000%, 1/01/35
1/25 at 100.00 1,098,672
Kent County, Michigan, General Obligation Bonds,
Refunding Limited Tax Series 2015:
1,500 5.000%, 1/01/31 1/25 at 100.00 1,534,365
2,000 5.000%, 1/01/37 1/25 at 100.00 2,035,600
1,750 Lakeview School District, Calhoun County, Michigan, General Obligation
Bonds, School Building & Site Series 2016, 5.000%, 5/01/42
5/26 at 100.00 1,794,397

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
L'Anse Creuse Public Schools, Macomb County, Michigan,
General Obligation Bonds, Refunding Series 2023:
$ 470 5.000%, 5/01/32 No Opt. Call $ 537,882
400 5.000%, 5/01/33 No Opt. Call 464,928
185 Lansing Community College, Michigan, General Obligation Bonds,
College Building & Site, Series 2017, 5.000%, 5/01/31
11/27 at 100.00 199,289
Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Limited Tax Capital Improvement Series
2023:
2,260 4.250%, 6/01/48 - AGM Insured 6/33 at 100.00 2,132,807
2,225 4.250%, 6/01/53 - AGM Insured 6/33 at 100.00 2,083,179
Marquette, Michigan, General Obligation Bonds, Refunding
& Limited Obligation Series 2017:
230 4.000%, 5/01/25 No Opt. Call 232,220
375 4.000%, 5/01/28 5/27 at 100.00 384,360
550 4.000%, 5/01/29 5/27 at 100.00 563,717
265 4.000%, 5/01/31 5/27 at 100.00 271,227
215 4.000%, 5/01/32 5/27 at 100.00 219,251
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 1,040,360
Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020:
2,500 4.000%, 11/01/50 11/30 at 100.00 2,268,625
6,000 4.000%, 11/01/55 11/30 at 100.00 5,473,020
Michigan State, General Obligation Bonds, Environmental
Program, Series 2020A:
1,700 5.000%, 5/15/33 5/30 at 100.00 1,909,032
1,275 4.000%, 5/15/38 5/30 at 100.00 1,275,727
Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I:
1,495 5.000%, 5/01/41 5/30 at 100.00 1,580,783
2,465 5.000%, 5/01/45 5/30 at 100.00 2,570,354
Muskegon County, Michigan, General Obligation Water
Supply System Bonds, Refunding Series 2015:
550 5.000%, 11/01/33 11/25 at 100.00 565,576
1,290 5.000%, 11/01/36 11/25 at 100.00 1,323,566
Rockford Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019I:
3,050 5.000%, 5/01/42 5/29 at 100.00 3,238,856
3,120 5.000%, 5/01/46 5/29 at 100.00 3,295,126
1,095 Royal Oak, Oakland County, Michigan, General Obligation Bonds, Taxable
Limited Tax Series 2018, 5.000%, 4/01/43
4/28 at 100.00 1,159,025
1,000 South Haven Public Schools, Van Buren County, Michigan, General
Obligation Bonds, School Building & Site, Series 2023II, 5.000%,
5/01/52
5/33 at 100.00 1,042,120
1,915 South Haven Public Schools, Van Buren Couty, Michigan, General
Obligation Bonds, School Building & Site, Series 2014A, 5.000%,
5/01/41 - BAM Insured
5/24 at 100.00 1,930,990
3,270 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2019, 5.000%,
5/01/49
5/29 at 100.00 3,395,078
4,000 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2019, 5.000%, 5/01/44
5/29 at 100.00 4,262,880
395 West Ottawa Public School District, Ottawa County, Michigan, General
Obligation Bonds, School Building & Site Series 2021, 4.000%, 11/01/31
- AGM Insured
5/31 at 100.00 412,716
1,050 Williamston Community School District, Michigan, Unlimited Tax General
Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 - NPFG Insured
No Opt. Call 1,075,042
Total Tax Obligation/General 107,076,569

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 17.9%
$ 2,935 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 $ 2,940,723
1,000 Lansing Township Downtown Development Authority, Ingham County,
Michigan, Tax Increment Bonds, Series 2013A, 5.950%, 2/01/42
2/24 at 103.00 955,820
4,070 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Regional Convention Facility Authority Local Project,
Series 2014H-1, 5.000%, 10/01/39
10/24 at 100.00 4,082,129
5,450 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 5,568,374
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2016-I:
1,540 5.000%, 4/15/36 10/26 at 100.00 1,610,640
1,000 5.000%, 10/15/46 10/26 at 100.00 1,025,810
Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I:
520 5.000%, 4/15/36 10/29 at 100.00 560,440
1,000 4.000%, 10/15/49 10/29 at 100.00 938,420
1,000 4.000%, 4/15/54 10/29 at 100.00 915,860
8,200 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Series 2021I, 4.000%, 10/15/46
10/31 at 100.00 7,823,046
1,500 Michigan State, Comprehensive Transportation Revenue Bonds,
Refunding Series 2015, 5.000%, 11/15/29
11/24 at 100.00 1,528,770
9,170 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 8,802,191
Michigan State, Trunk Line Fund Bonds, Rebuilding
Michigan Program, Series 2021A:
1,700 5.000%, 11/15/33 11/31 at 100.00 1,946,891
3,725 4.000%, 11/15/46 11/31 at 100.00 3,547,019
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,830 4.500%, 7/01/34 7/25 at 100.00 3,829,770
1,676 5.000%, 7/01/58 7/28 at 100.00 1,626,391
750 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 731,265
2,960 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 2,810,816
Total Tax Obligation/Limited 51,244,375
Transportation - 4.8%
1,250 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Senior Series 2017A, 5.000%,
12/01/42
12/27 at 100.00 1,282,038
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2012A:
2,000 5.000%, 12/01/37 10/23 at 100.00 2,000,680
1,000 5.000%, 12/01/42 - AGM Insured 10/23 at 100.00 1,000,450
1,700 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2014C, 5.000%, 12/01/44,
(AMT)
12/24 at 100.00 1,706,086
2,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2018A, 5.000%, 12/01/36
12/28 at 100.00 2,108,700
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A:
1,830 5.000%, 12/01/39 12/31 at 100.00 1,965,237
3,330 5.000%, 12/01/41 12/31 at 100.00 3,537,958
Total Transportation 13,601,149

Nuveen Michigan Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 4.7% (c)
$ 800 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Improvement & Refunding Series 2014, 5.000%, 1/01/39, (Pre-refunded
1/01/24)
1/24 at 100.00 $ 803,984
720 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Refunding Series 2015A, 5.000%, 8/01/32, (Pre-refunded
8/01/24)
8/24 at 100.00 729,231
1,875 Michigan Finance Authority, Hospital Revenue Bonds, MidMichigan Health
Credit Group, Refunding Series 2014, 5.000%, 6/01/39, (Pre-refunded
6/01/24)
6/24 at 100.00 1,895,925
Michigan Finance Authority, Hospital Revenue Bonds,
Sparrow Obligated Group, Refunding Series 2015:
690 5.000%, 11/15/45, (Pre-refunded 5/15/25) 5/25 at 100.00 709,568
3,000 University of Michigan, General Revenue Bonds, Series 2014A, 5.000%,
4/01/44, (Pre-refunded 4/01/24)
4/24 at 100.00 3,029,430
University of Michigan, General Revenue Bonds, Series
2015:
2,275 5.000%, 4/01/40, (Pre-refunded 4/01/26) 4/26 at 100.00 2,383,677
800 5.000%, 4/01/46, (Pre-refunded 4/01/26) 4/26 at 100.00 838,216
University of Michigan, Michigan, General Revenue Bonds,
Series 2017A:
2,800 5.000%, 4/01/47, (Pre-refunded 4/01/27) 4/27 at 100.00 2,989,364
Total U.S. Guaranteed 13,379,395
Utilities - 14.6%
850 Downriver Utility Wastewater Authority, Michigan, Sewer System Revenue
Bonds, Series 2018, 5.000%, 4/01/43 - AGM Insured
4/28 at 100.00 875,823
2,500 Grand Rapids, Kent County, Michigan, Santiary Sewer System Revenue
Bonds,  Improvement & Refunding Series 2020, 4.000%, 1/01/50
1/30 at 100.00 2,330,450
1,655 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series
2018, 5.000%, 1/01/48
1/28 at 100.00 1,701,804
1,250 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2016, 5.000%, 1/01/41
1/26 at 100.00 1,270,438
1,500 Grand Rapids, Michigan, Water Supply System Revenue Bonds, Refunding
& Improvement Series 2018, 5.000%, 1/01/43
1/28 at 100.00 1,550,370
Grand Rapids, Michigan, Water Supply System Revenue
Bonds, Refunding Series 2015:
1,000 5.000%, 1/01/33 1/25 at 100.00 1,017,470
1,000 5.000%, 1/01/35 1/25 at 100.00 1,017,600
Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2017A:
1,250 5.000%, 7/01/31 7/27 at 100.00 1,345,675
1,000 5.000%, 7/01/32 7/27 at 100.00 1,075,530
Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A:
4,800 5.000%, 7/01/44 7/29 at 100.00 5,019,744
12,435 5.000%, 7/01/48 7/29 at 100.00 12,906,784
1,000 Marquette, Michigan, Electric Utility System Revenue Bonds, Refunding
Series 2016A, 5.000%, 7/01/29
7/26 at 100.00 1,034,750
Marquettte, Michigan, Electric Utility System Revenue
Bonds, Refunding Series 2016A:
1,230 5.000%, 7/01/32 7/26 at 100.00 1,269,741
1,000 5.000%, 7/01/33 7/26 at 100.00 1,030,950
1,800 Michigan Finance Authority, Clean Water Revolving Fund Revenue Bonds,
Refunding Series 2018B, 5.000%, 10/01/39
10/28 at 100.00 1,919,772
Michigan Finance Authority, Local Government Loan
Program Revenue Bonds, Detroit Water & Sewerage
Department Water Supply System Local Project, Refunding
Senior Loan Series 2014D-1:
1,500 5.000%, 7/01/35 - AGM Insured 7/24 at 100.00 1,514,265
1,220 5.000%, 7/01/37 - AGM Insured 7/24 at 100.00 1,228,845
3,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Series 2014D-2, 5.000%, 7/01/27 - AGM Insured
7/24 at 100.00 3,034,860

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 820 Saginaw, Michigan, Water Supply System Revenue Bonds, Refunding
Series 2021, 4.000%, 7/01/38 - AGM Insured
7/31 at 100.00 $ 818,089
Total Utilities 41,962,960
Total Municipal Bonds
(cost $294,241,330) 285,247,152
Total Long-Term Investments
(cost $294,241,330) 285,247,152
Other Assets & Liabilities, Net - 0.5% 1,548,692
Net Assets - 100% $ 286,795,844
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 285,247,152 $ – $ 285,247,152
Total
$ – $ 285,247,152 $ – $ 285,247,152
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax

Nuveen Missouri Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.4%
X 508,408,381 MUNICIPAL BONDS - 98.4%
X 508,408,381
Consumer Staples - 2.4%
$ 3,000 Cape Girardeau County Industrial Development Authority, Missouri, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Products Company
Project, Series 1998, 5.300%, 5/15/28, (AMT)
10/23 at 100.00 $ 3,004,620
8,840 Missouri Development Finance Board, Solid Waste Disposal Revenue
Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29, (AMT)
No Opt. Call 9,664,949
Total Consumer Staples 12,669,569
Education and Civic Organizations - 7.7%
1,200 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 1,202,928
1,000 Health and Educational Facilities Authority of the State of Missouri,
Educational Facilities Revenue Bonds, University of Central Missouri,
Series 2018 A, 4.000%, 10/01/38
10/28 at 100.00 979,020
1,025 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A, 5.000%, 6/01/33
9/23 at 100.00 1,025,800
2,000 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2017A, 5.000%, 6/01/47
6/27 at 100.00 2,089,800
2,225 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southeast Missouri State University, Refunding Series
2019, 4.000%, 10/01/35
10/29 at 100.00 2,218,503
3,470 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Southwest Baptist University Project, Series 2012,
5.000%, 10/01/33
10/23 at 100.00 3,372,944
2,255 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%,
10/01/34
10/23 at 100.00 2,255,925
1,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Maryville University of St. Louis Project, Series 2015, 5.000%, 6/15/44
6/25 at 100.00 976,830
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2015A:
3,700 5.000%, 10/01/38 10/25 at 100.00 3,785,359
2,000 4.000%, 10/01/42 10/25 at 100.00 1,878,280
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2017A:
600 4.000%, 10/01/36 4/27 at 100.00 595,092
5,690 5.000%, 10/01/47 4/27 at 100.00 5,847,101
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Saint Louis University, Series 2019A:
3,390 5.000%, 10/01/46 4/29 at 100.00 3,539,465
5,840 4.000%, 10/01/48 4/29 at 100.00 5,503,032
1,150 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Webster University, Refunding Series 2017, 4.000%, 4/01/34
4/27 at 100.00 1,031,860
Missouri State University, Auxiliary Enterprise System
Revenue Bonds, Series 2019A:
500 4.000%, 10/01/33 10/27 at 100.00 511,195
400 4.000%, 10/01/34 10/27 at 100.00 407,084
1,625 Saint Louis Community College District, Saint Louis County, Missouri,
Certificates of Participation, Series 2017, 4.000%, 4/01/36
4/27 at 100.00 1,638,910
1,100 Saline County Industrial Development Authority, Missouri, First Mortgage
Revenue Bonds, Missouri Valley College, Series 2017, 4.500%, 10/01/40
10/23 at 100.00 926,222
Total Education and Civic Organizations 39,785,350

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 22.8%
$ 675 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton County
Hospital Project, Series 2017B, 3.650%, 7/01/27
9/23 at 100.00 $ 673,974
Boone County, Missouri, Hospital Revenue Bonds, Boone
Hospital Center, Refunding Series 2016:
1,455 5.000%, 8/01/29 8/26 at 100.00 1,345,657
1,000 5.000%, 8/01/30 8/26 at 100.00 913,410
3,110 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
4.000%, 5/01/33
5/25 at 100.00 3,120,418
1,160 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A,
6.000%, 3/01/33
10/23 at 103.00 1,195,972
Cape Girardeau County Industrial Development
Authority, Missouri, Health Facilities Revenue Bonds,
Southeasthealth, Series 2017A:
1,325 5.000%, 3/01/31 3/27 at 100.00 1,350,427
1,320 5.000%, 3/01/32 3/27 at 100.00 1,344,393
1,645 5.000%, 3/01/36 3/27 at 100.00 1,664,526
2,680 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2021, 4.000%,
3/01/46
3/31 at 100.00 2,300,083
Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017:
1,170 4.000%, 10/01/31 10/27 at 100.00 1,156,919
1,220 4.000%, 10/01/32 10/27 at 100.00 1,202,408
3,045 5.000%, 10/01/42 10/27 at 100.00 3,066,041
1,560 Joplin Industrial Development Authority, Missouri, Health Facilities
Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/35
2/24 at 100.00 1,563,588
Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc.,
Series 2016:
1,965 4.000%, 11/15/33 5/26 at 100.00 1,973,155
4,030 5.000%, 11/15/34 5/26 at 100.00 4,153,600
4,335 5.000%, 11/15/35 5/26 at 100.00 4,452,001
1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2018A, 5.000%,
11/15/43
5/28 at 100.00 1,019,550
1,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2014, 5.000%, 1/01/44
1/24 at 100.00 1,002,150
12,725 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 11,928,797
9,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Variable Rate Demand Obligation
Series 2017D, 4.000%, 1/01/58, (Mandatory Put 1/01/48)
1/28 at 100.00 8,225,820
3,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Fixed Series 2019A, 4.000%, 11/15/49
5/29 at 100.00 2,735,970
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,475 5.000%, 11/15/44 11/23 at 100.00 1,474,897
2,980 5.000%, 11/15/48 11/23 at 100.00 2,975,619
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2015A:
2,200 5.000%, 11/15/32 11/25 at 100.00 2,242,878
4,400 5.000%, 11/15/39 11/25 at 100.00 4,430,536
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F:
845 5.000%, 11/15/45 11/24 at 100.00 848,321
2,300 4.250%, 11/15/48 11/24 at 100.00 2,169,544
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C:
3,500 5.000%, 11/15/42 11/27 at 100.00 3,553,235
4,635 4.000%, 11/15/47 11/27 at 100.00 4,223,783

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 1,330 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2018A, 5.000%, 6/01/30
12/28 at 100.00 $ 1,422,408
7,500 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/50
6/30 at 100.00 6,749,475
8,995 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A, 4.000%, 2/15/54
2/29 at 100.00 7,914,161
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal &
Presbyterian Hospitals, Series 2015B:
1,500 3.500%, 12/01/32 6/25 at 100.00 1,467,585
2,000 5.000%, 12/01/33 6/25 at 100.00 2,036,940
500 3.625%, 12/01/34 6/25 at 100.00 484,825
1,100 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Episcopal & Presbyterian Hospitals, Series
2019, 4.000%, 12/01/35
6/29 at 100.00 1,096,854
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A:
1,000 4.000%, 6/01/48 6/28 at 100.00 907,140
1,500 5.000%, 6/01/48 6/28 at 100.00 1,515,360
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2022A, 4.000%, 6/01/52
6/32 at 100.00 1,756,180
1,500 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2016, 4.000%, 5/15/34
5/26 at 100.00 1,507,650
2,940 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48
5/25 at 102.00 2,667,668
2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake
Regional Health System, Series 2021, 4.000%, 2/15/51
8/31 at 100.00 1,641,480
Saint Louis County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Ranken-Jordan
Project, Refunding & Improvement Series 2016:
830 5.000%, 11/15/28 11/25 at 100.00 814,346
2,325 4.000%, 11/15/36 11/25 at 100.00 2,037,025
4,650 5.000%, 11/15/46 11/25 at 100.00 4,282,418
1,080 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
10/23 at 103.00 1,113,880
Total Health Care 117,723,067
Housing/Multifamily - 0.2%
1,000 Missouri Housing Development Commission, Multifamily Housing
Revenue Bonds, Shepard Apartments Project, 2013 Series 3, 5.000%,
7/01/45
9/23 at 100.00 1,000,280
Total Housing/Multifamily 1,000,280
Housing/Single Family - 0.1%
510 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, First Place Homeownership Loan Program, Series
2017A-2, 3.800%, 11/01/37
11/26 at 100.00 493,333
65 Missouri Housing Development Commission, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2015B-2,
3.800%, 11/01/34
5/25 at 100.00 63,865
Total Housing/Single Family 557,198

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 4.0%
$ 900 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/37
5/27 at 100.00 $ 761,184
555 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Bethesda Health Group, Inc., Series 2021, 4.000%,
8/01/41
8/31 at 100.00 434,160
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2014A:
1,000 5.000%, 2/01/35 2/24 at 100.00 999,090
1,500 5.000%, 2/01/44 2/24 at 100.00 1,410,375
5,550 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 5,161,000
Missouri Health and Educational Facilities Authority,
Revenue Bonds, Lutheran Senior Services Projects, Series
2019C:
475 4.000%, 2/01/32 2/29 at 100.00 443,014
1,000 5.000%, 2/01/42 2/29 at 102.00 955,900
3,580 4.000%, 2/01/48 2/29 at 100.00 2,802,746
Saint Louis County Industrial Development Authority,
Missouri, Revenue Bonds, Friendship Village of Sunset
Hills, Series 2012:
550 5.000%, 9/01/32 10/23 at 100.00 538,698
2,750 5.000%, 9/01/42 10/23 at 100.00 2,449,370
2,570 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
10/23 at 100.00 2,570,077
2,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2017,
5.000%, 9/01/48
9/27 at 100.00 1,712,840
500 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%,
12/01/45
12/25 at 100.00 447,745
Total Long-Term Care 20,686,199
Tax Obligation/General - 15.6%
3,040 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, School Series 2023, 5.000%, 3/01/41
3/32 at 100.00 3,255,141
3,665 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Series 2018, 4.000%, 3/01/36
3/26 at 100.00 3,684,608
Clay County Reorganized School District R-II Smithville,
Missouri, General Obligation Bonds, Refunding Series
2015:
2,000 4.000%, 3/01/35 3/27 at 100.00 2,025,680
1,160 4.000%, 3/01/36 3/27 at 100.00 1,169,871
3,000 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2015, 4.000%, 3/01/35
3/25 at 100.00 3,030,690
1,225 Columbia School District, Boone County, Missouri, General Obligation
Bonds, Refunding & Improvement Series 2016, 5.000%, 3/01/36
3/26 at 100.00 1,263,673
Fenton Missouri Fire Protection District, Missouri, General
Obligation Bonds, Series 2019:
450 4.000%, 3/01/36 3/27 at 100.00 456,327
375 4.000%, 3/01/37 3/27 at 100.00 377,149
500 4.000%, 3/01/38 3/27 at 100.00 496,135
Fort Zumwalt School District, Callaway County, Missouri,
General Obligation Bonds, Refunding & Improvement
Series 2015:
1,500 4.000%, 3/01/31 3/24 at 100.00 1,503,375
1,000 4.000%, 3/01/32 3/24 at 100.00 1,002,140
1,800 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018, 5.000%,
3/01/36
3/27 at 100.00 1,893,834

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 3,500 Hazelwood School District, St. Louis County, Missouri, General Obligation
Bonds, Refunding and Improvement Series 2023A, 5.000%, 3/01/42 -
BAM Insured
3/32 at 100.00 $ 3,747,380
1,000 Jackson County Center School District 58, Missouri, General Obligation
Bonds, Refunding & School Building Series 2019A, 4.000%, 3/01/38
3/27 at 100.00 997,690
2,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, School Series 2023, 5.000%, 3/01/43
3/33 at 100.00 2,149,200
1,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, Series 2014, 5.000%, 3/01/32
3/24 at 100.00 1,007,670
1,000 Jackson County Consolidated School District 2, Raytown, Missouri,
General Obligation Bonds, Series 2019A, 5.000%, 3/01/38
3/29 at 100.00 1,062,700
1,140 Jackson County Reorganized School District 4, Blue Springs, Missouri,
General Obligation Bonds, School Building Series 2018A, 5.500%,
3/01/37
3/29 at 100.00 1,254,878
1,335 Jefferson City School District, Missouri, General Obligation Bonds, Series
2023A, 5.500%, 3/01/43
3/32 at 100.00 1,475,121
2,000 Jefferson County School District R-1 Northwest, Missouri, General
Obligation Bonds, Direct Deposit Program Series 2023, 5.000%, 3/01/43
3/31 at 100.00 2,110,060
2,000 Joplin Schools, Missouri, General Obligation Bonds, Refunding, Direct
Deposit Program Series 2017, 4.000%, 3/01/32
3/27 at 100.00 2,044,300
Kansas City, Missouri, General Obligation Bonds, Refunding
& Improvement Series 2018A:
1,510 4.000%, 2/01/36 2/28 at 100.00 1,524,300
1,000 4.000%, 2/01/37 2/28 at 100.00 1,003,550
1,585 Marshfield, Missouri, Combined Waterworks and Sewerage System
Revenue Bones, Series 2020B, 5.000%, 2/01/50 - AGM Insured
2/28 at 100.00 1,637,178
Marshfield, Missouri, General Obligation Bonds, Street
Improvement Series 2018:
570 4.000%, 3/01/31 3/26 at 100.00 578,972
325 5.000%, 3/01/34 3/26 at 100.00 337,025
685 5.000%, 3/01/35 3/26 at 100.00 710,016
North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022:
3,300 5.250%, 3/01/38 3/32 at 100.00 3,711,642
5,000 5.250%, 3/01/40 3/32 at 100.00 5,562,450
500 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program, Refunding &
Improvement  Series 2014, 4.000%, 3/01/32
3/24 at 100.00 501,650
1,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, School
Building Series 2014B, 5.000%, 3/01/34
3/24 at 100.00 1,007,620
2,000 Osage School Lake Ozark, Missouri, General Obligation Bonds, Series
2018, 5.000%, 3/01/37
3/26 at 100.00 2,070,860
2,000 Platte County School District Park Hill, Missouri, General Obligation Bonds,
Missouri Direct Deposit Program, Refunding Series 2017, 4.000%,
3/01/31
3/26 at 100.00 2,033,400
1,200 Poplar Bluff R-I School District, Butler County, Missouri, Lease Certificates
of Participation, Series 2014, 5.000%, 3/01/33 - AGM Insured
3/24 at 100.00 1,207,584
Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023:
1,095 5.000%, 3/01/41 3/32 at 100.00 1,172,493
1,675 5.000%, 3/01/42 3/32 at 100.00 1,783,473
1,550 5.000%, 3/01/43 3/32 at 100.00 1,647,123
2,000 Saint Charles County Francis Howell School District, Missouri, General
Obligation Bonds, Series 2022, 5.000%, 3/01/42
3/31 at 100.00 2,135,080
3,500 Saint Louis Board of Education, Missouri, General Obligation Bonds,
Series 2023, 5.000%, 4/01/41 - AGM Insured
4/32 at 100.00 3,724,805
1,000 Saint Louis County Pattonville School District R3, Missouri, General
Obligation Bonds, Refunding Series 2018A, 5.000%, 3/01/36
3/26 at 100.00 1,027,970

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Saint Louis County Pattonville School District R3, Missouri,
General Obligation Bonds, Series 2023:
$ 1,435 5.250%, 3/01/42 3/31 at 100.00 $ 1,559,831
1,875 5.250%, 3/01/43 3/31 at 100.00 2,033,231
1,500 Springfield School District R12, Greene County, Missouri, General
Obligation Bonds, School Building Series 2023, 4.000%, 3/01/43
3/32 at 100.00 1,448,175
3,500 Troy R3 School District, Lincoln County, Missouri, General Obligation
Bonds, Series 2023, 5.000%, 3/01/37
3/30 at 100.00 3,760,750
Valley Park Fire Protection District, Missouri, General
Obligation Bonds, Series 2019:
550 4.000%, 3/01/35 3/27 at 100.00 556,160
600 4.000%, 3/01/37 3/27 at 100.00 601,488
1,135 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022, 6.000%, 3/01/39 - AGM
Insured
9/32 at 100.00 1,324,568
Total Tax Obligation/General 80,669,016
Tax Obligation/Limited - 17.5%
90 Arnold Retail Corridor Transportation Development District, Missouri,
Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28
11/24 at 100.00 84,399
6,330 Bi-State Development Agency of the Missouri-Illinois Metropolitan District,
Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien
Series 2019, 4.000%, 10/01/48
10/29 at 100.00 6,010,968
1,395 Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams
Farm Project, Special Districts Refunding & Improvement Series 2015A,
4.750%, 6/01/30
6/24 at 100.00 1,374,368
Clay County School District R-11 Smithville, Missouri,
Certificates of Participation, Series 2018:
340 4.000%, 4/01/38 4/28 at 100.00 331,456
2,515 5.000%, 4/01/43 4/28 at 100.00 2,610,016
900 Clay, Jackson & Platte Counties Consolidated Public Library District 3,
Missouri, Certificates of Participation, Mid-Continent Public Library
Project, Series 2018, 4.000%, 3/01/35
3/26 at 100.00 909,135
2,140 Conley Road Transportation District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 5.125%, 5/01/41
5/25 at 100.00 2,057,139
500 Festus R-VI School District, Jefferson County, Missouri, Lease Participation
Certificates, Festus R-VI School District Project, Series 2021B, 4.000%,
4/01/41
4/31 at 100.00 466,040
1,587 Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006, 5.000%, 6/01/28 (c)
10/23 at 100.00 507,869
750 Greene County, Missouri, Certificates of Participation, Capital Projects,
Series 2018, 4.000%, 9/01/33
9/28 at 100.00 766,027
1,000 Hanley/Eager Road Transportation Development District, Missouri,
Revenue Bonds, Refunding Series 2016A, 3.625%, 3/01/33
10/23 at 100.00 866,750
1,145 Harrisonville, Missouri, Certificates of Participation, Refunding and
Improvement, Parks Improvement Project Series 2023B, 5.000%,
3/01/33
3/28 at 100.00 1,180,678
Howard Bend Levee District, Missouri, Levee District
Improvement Bonds, Series 2005:
1,560 5.750%, 3/01/24 - SYNCORA GTY Insured No Opt. Call 1,566,240
1,745 5.500%, 3/01/26 - SYNCORA GTY Insured No Opt. Call 1,760,216
Howard Bend Levee District, St. Louis County, Missouri,
Levee District Improvement Bonds, Series 2013B:
1,000 4.875%, 3/01/33 10/23 at 100.00 942,260
1,300 5.000%, 3/01/38 10/23 at 100.00 1,207,492
2,000 Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
5.250%, 12/01/47
12/33 at 100.00 2,122,300
925 Kansas City Industrial Development Authority, Missouri, Downtown
Redevelpment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32
10/23 at 100.00 926,267
625 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 4.250%, 4/01/26, 144A
No Opt. Call 607,200

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/27 -
AMBAC Insured
No Opt. Call $ 1,758,560
1,000 Kansas City, Missouri, Special Obligation Bonds, Downtown Arena Project,
Refunding & Improvement Series 2016E, 5.000%, 4/01/40
4/25 at 100.00 1,004,570
1,750 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C, 5.000%, 9/01/33
10/23 at 100.00 1,751,067
Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B:
360 4.000%, 10/01/30 10/27 at 100.00 367,852
2,500 5.000%, 9/01/31 9/27 at 100.00 2,647,775
235 3.625%, 10/01/32 10/27 at 100.00 234,034
1,585 Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri
Projects, Series 2021A, 5.000%, 4/01/39
4/31 at 100.00 1,685,600
159 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds,
Refunding Series 2015A, 5.750%, 4/01/55
10/23 at 100.00 116,928
231 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds,
Refunding Taxable Series 2015B, 0.000%, 4/01/55
10/23 at 100.00 207,537
Land Clearance for Redevelopment Authority of Kansas
City, Missouri, Project Revenue Bonds, Convention Center
Hotel Project - TIF Financing, Series 2018B:
1,450 5.000%, 2/01/40, 144A 2/28 at 100.00 1,137,452
100 5.000%, 2/01/50, 144A 2/28 at 100.00 71,962
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
1,195 5.750%, 6/01/35, 144A 6/25 at 100.00 1,097,213
1,285 6.000%, 6/01/46, 144A 6/25 at 100.00 1,161,216
700 Maryland Heights, Missouri, Tax Increment and Special District Revenue
Bonds, Westport Plaza Redevelopment Area, Series 2020, 3.625%,
11/01/31
11/29 at 100.00 637,336
1,000 Missouri Development Finance Board, Revenue Bonds, Zoo Projects,
Series 2022, 5.750%, 5/01/52
5/32 at 100.00 1,089,200
1,000 Monarch-Chesterfield Levee District, Saint Louis County, Missouri, Levee
District Bonds, Refunding Series 2015, 5.000%, 3/01/40
3/24 at 100.00 1,006,510
Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021:
200 3.000%, 5/01/24 No Opt. Call 197,746
225 3.000%, 5/01/25 No Opt. Call 218,722
275 3.000%, 5/01/26 No Opt. Call 262,917
625 3.000%, 5/01/30 5/29 at 100.00 561,194
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,000 4.500%, 7/01/34 7/25 at 100.00 2,999,820
1,000 4.550%, 7/01/40 7/28 at 100.00 975,020
1,350 0.000%, 7/01/46 7/28 at 41.38 376,002
2,140 0.000%, 7/01/51 7/28 at 30.01 442,295
1,377 4.750%, 7/01/53 7/28 at 100.00 1,290,896
1,661 5.000%, 7/01/58 7/28 at 100.00 1,611,709
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,000 4.329%, 7/01/40 7/28 at 100.00 1,899,200
18 4.536%, 7/01/53 7/28 at 100.00 16,291
Pulaski County, Missouri, Certificates of Participation, Series
2019:
880 4.000%, 12/01/32 12/27 at 100.00 882,218
915 4.000%, 12/01/33 12/27 at 100.00 917,434
490 Saint Charles County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Wentzville Parkway Regional Community Improvement
District Project, Series 2019B, 4.250%, 11/01/49, 144A
11/29 at 102.00 387,580

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,075 Saint Charles, Missouri, Certificates of Participation, Series 2017, 4.000%,
4/01/29
4/26 at 100.00 $ 1,091,211
250 Saint Louis County Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Chesterfield Blue Valley Community Improvement
District Project, Series 2014A, 5.250%, 7/01/44, 144A
7/24 at 100.00 216,123
405 Saint Louis County Industrial Development Authority, Missouri,
Transporation Development Revenue Bonds, University Place
Transportation Development District Project, Refunding Series 2015,
4.000%, 3/01/32, 144A
10/23 at 100.00 357,915
2,100 Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual
Appropriation Redevelopment Revenue Bonds, National Geospatial-
Intelligence Agency Offsite Improvements, Series 2022C, 5.125%,
6/01/46
6/30 at 100.00 2,091,999
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Expansion
& Improvement Projects Series 2020:
2,450 5.000%, 10/01/40 - AGM Insured 10/30 at 100.00 2,550,083
2,500 5.000%, 10/01/45 - AGM Insured 10/30 at 100.00 2,576,750
Saint Louis Municipal Finance Corporation, Missouri,
Leasehold Revenue Bonds, Convention Center, Series
2009A:
1,000 0.000%, 7/15/26 - AGC Insured No Opt. Call 894,100
1,000 0.000%, 7/15/27 - AGC Insured No Opt. Call 860,880
1,000 0.000%, 7/15/28 - AGC Insured No Opt. Call 828,010
1,000 0.000%, 7/15/29 - AGC Insured No Opt. Call 793,560
Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017:
505 4.000%, 4/01/29 4/25 at 100.00 509,207
345 4.000%, 4/01/30 4/25 at 100.00 348,233
565 4.000%, 4/01/32 4/25 at 100.00 570,367
585 4.000%, 4/01/33 4/25 at 100.00 590,376
450 Springfield, Missouri, Special Obligation Bonds, Improvement Series
2023, 5.000%, 11/01/40
11/33 at 100.00 475,385
2,600 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017A,
4.000%, 7/01/36
7/27 at 100.00 2,610,400
1,630 Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B,
5.000%, 7/01/26, (AMT)
No Opt. Call 1,685,013
4,300 Springfield, Missouri, Special Obligation Bonds, Sewer System
Improvements Project, Series 2015, 4.000%, 4/01/35
4/25 at 100.00 4,309,460
1,415 Taney County Industrial Development Authority, Missouri, Sales Tax
Revenue Improvement Bonds, Big Cedar Infrastructure Project Series
2023, 6.000%, 10/01/49, 144A
10/30 at 100.00 1,373,229
The Industrial Development Authority of the City of Saint
Louis, Missouri, Development Financing Revenue Bonds,
Ballpark Village Development Project, Series 2017A:
165 3.875%, 11/15/29 11/26 at 100.00 142,296
3,350 4.375%, 11/15/35 11/26 at 100.00 2,646,399
1,575 4.750%, 11/15/47 11/26 at 100.00 1,138,946
105 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series
2020A, 3.375%, 4/01/37
4/28 at 100.00 91,957
1,285 Transportation Development District, Missouri, Transportation Sales Tax
Revenue Bonds, Series 2017, 4.500%, 6/01/36
6/26 at 100.00 1,212,963
1,500 Universal City Industrial Development Authority, Missouri, Revenue Bonds,
Tax Increment and Special District Markets at Olive Project Series 2023A,
5.500%, 6/15/42
6/33 at 100.00 1,479,135
1,290 Warrenton Tax Increment and Improvement District, Missouri, Revenue
Bonds, Warrenton West Development - Redevelopment Project Area 1,
Series 2022, 3.625%, 3/01/40
3/29 at 100.00 1,008,612
305 Washington Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Phoenix Center II Community Improvement District
Project, Refunding Series 2021, 2.500%, 11/01/29
11/26 at 100.00 278,392

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Wentzville School District R-04, Saint Charles County,
Missouri, Certificates of Participation, Series 2015:
$ 1,700 3.375%, 4/01/29 4/24 at 100.00 $ 1,681,946
600 3.500%, 4/01/32 4/24 at 100.00 592,812
Total Tax Obligation/Limited 90,316,435
Transportation - 7.4%
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019A:
320 5.000%, 3/01/36, (AMT) 3/29 at 100.00 335,830
7,000 5.000%, 3/01/44, (AMT) 3/29 at 100.00 7,136,850
Kansas City Industrial Development Authority, Missouri,
Airport Special Obligation Bonds, Kansas City
International Airport Terminal Modernization Project,
Series 2019B:
1,225 5.000%, 3/01/39, (AMT) 3/29 at 100.00 1,264,102
13,940 5.000%, 3/01/46, (AMT) 3/29 at 100.00 14,171,822
8,000 5.000%, 3/01/54, (AMT) 3/29 at 100.00 8,091,520
2,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023A, 5.000%, 7/01/52
7/33 at 100.00 2,088,640
1,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017C, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 1,023,760
Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St.
Louis International Airport, Series 2017D:
2,835 5.000%, 7/01/34 - AGM Insured, (AMT) 7/27 at 100.00 2,949,109
1,000 5.000%, 7/01/37 - AGM Insured, (AMT) 7/27 at 100.00 1,025,640
Total Transportation 38,087,273
U.S. Guaranteed - 1.2% (d)
665 Guam A.B. Won Pat  International Airport Authority, Revenue Bonds, Series
2013B, 5.500%, 10/01/33, (Pre-refunded 10/01/23) - AGM Insured
10/23 at 100.00 666,011
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2014A:
10 5.000%, 6/01/26, (Pre-refunded 6/01/24) 6/24 at 100.00 10,108
2,000 5.000%, 6/01/31, (Pre-refunded 6/01/24) 6/24 at 100.00 2,021,600
3,620 Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T.
Still University of Health Sciences, Series 2014, 5.000%, 10/01/39, (Pre-
refunded 10/01/23)
10/23 at 100.00 3,624,090
Total U.S. Guaranteed 6,321,809
Utilities - 19.5%
Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017:
670 3.500%, 1/01/32 1/25 at 100.00 640,138
720 4.000%, 1/01/42 1/25 at 100.00 656,856
1,430 5.000%, 1/01/47 1/25 at 100.00 1,440,496
3,000 Carroll County Public Water Supply District 1, Missouri, Water System
Revenue Bonds, Refunding Series 2014A, 4.000%, 3/01/35 - BAM
Insured
9/23 at 100.00 3,000,990
1,670 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 1,672,355
145 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 144,324
Kansas City, Missouri, Sanitary Sewer System Revenue
Bonds, Improvement Series 2018A:
500 4.000%, 1/01/35 1/28 at 100.00 508,765
1,865 4.000%, 1/01/37 1/28 at 100.00 1,872,404
1,000 4.000%, 1/01/38 1/28 at 100.00 992,800
1,650 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 1,572,153

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 10,005 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Refunding & Improvement Series 2017A, 5.000%,
5/01/47
5/27 at 100.00 $ 10,371,683
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Refunding
Improvement Series 2022B:
5,875 5.000%, 5/01/47 5/32 at 100.00 6,319,091
3,915 5.250%, 5/01/52 5/32 at 100.00 4,271,735
2,695 Metropolitan St. Louis Sewerage District, Missouri, Wastewater System
Revenue Bonds, Series 2019B, 5.000%, 5/01/44
5/29 at 100.00 2,858,937
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Series 2020B:
5,240 5.000%, 5/01/47 5/30 at 100.00 5,555,029
5,385 5.000%, 5/01/49 5/30 at 100.00 5,696,253
Metropolitan St. Louis Sewerage District, Missouri,
Wastewater System Revenue Bonds, Series 2022A:
1,785 5.000%, 5/01/38 5/32 at 100.00 1,966,677
5,055 5.000%, 5/01/39 5/32 at 100.00 5,542,151
2,500 Missouri Development Finance Board, Infrastructure Facilities Revenue
Bonds, City of  Independence Annual Appropriation Electric System,
Refunding Series 2022, 5.000%, 6/01/34 - AGM Insured
6/32 at 100.00 2,817,800
4,850 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Refunding Series
1998A, 2.900%, 9/01/33
7/27 at 102.00 4,490,421
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%,
9/01/33
7/27 at 102.00 925,860
1,845 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 1,679,854
2,000 Missouri Environmental Improvement and Energy Resources Authority,
Water Facility Revenue Bonds, Tri-County Water Authority, Series 2015,
5.000%, 1/01/40
1/25 at 100.00 2,031,060
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Iatan 2 Project, Refunding Series
2015A:
1,125 5.000%, 12/01/35 6/25 at 100.00 1,143,225
2,245 5.000%, 12/01/37 6/25 at 100.00 2,274,207
Missouri Joint Municipal Electric Utility Commission,
Power Project Revenue Bonds, Pairie State Power Project,
Refunding Series 2016A:
570 4.000%, 12/01/33 - BAM Insured 6/26 at 100.00 578,812
1,415 5.000%, 12/01/34 6/26 at 100.00 1,452,781
245 4.000%, 12/01/35 - BAM Insured 6/26 at 100.00 247,303
Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding
Series 2014A:
2,885 5.000%, 1/01/32 1/25 at 100.00 2,917,283
1,450 5.000%, 1/01/34 1/25 at 100.00 1,466,414
2,500 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%,
1/01/35
1/26 at 100.00 2,521,725
1,000 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, Gree Bonds, MoPEP Facilities, Series 2022, 5.250%,
12/01/42
12/32 at 100.00 1,059,490
1,500 Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Refunding Series 2017, 4.000%,
12/01/32
12/27 at 100.00 1,535,565

Nuveen Missouri Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series
2018:
$ 1,330 5.000%, 12/01/37 6/27 at 100.00 $ 1,369,315
1,140 5.000%, 12/01/38 6/27 at 100.00 1,170,027
1,500 5.000%, 12/01/43 6/27 at 100.00 1,527,375
2,070 North Central Missouri Regional Water Commission, Waterworks System
Revenue Bonds, Series 2006, 5.000%, 1/01/37
10/23 at 100.00 2,069,855
2,000 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Missouri Project, Series 2022, 5.000%, 12/01/44
12/30 at 100.00 2,104,140
Saint Charles County Public Water Supply District 2,
Missouri, Certificates of Participation, Refudning Series
2016C:
285 4.000%, 12/01/31 12/25 at 100.00 289,230
1,465 5.000%, 12/01/32 12/25 at 100.00 1,507,060
4,240 Saint Charles County Public Water Supply District 2, Missouri, Certificates
of Participation, Series 2018, 4.000%, 12/01/39
12/25 at 100.00 4,231,181
2,000 Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015,
4.000%, 8/01/31
8/25 at 100.00 2,007,240
2,500 Stone County Public Water Supply District 2, Missouri, Certificates of
Participation, Series 2021B, 4.000%, 12/01/51
12/28 at 100.00 2,092,125
Total Utilities 100,592,185
Total Municipal Bonds
(cost $524,278,501) 508,408,381
Total Long-Term Investments
(cost $524,278,501) 508,408,381
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.4%
X 2,000,000 MUNICIPAL BONDS - 0.4%
X 2,000,000
Education and Civic Organizations - 0.4%
$ 2,000 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Washington University, Variable Rate Demand Obligations, Series
2000B, 4.000%, 3/01/40, (Mandatory Put 9/08/23) (e)
10/23 at 100.00 $ 2,000,000
Total Education and Civic Organizations 2,000,000
Total Municipal Bonds
(cost $2,000,000) 2,000,000
Total Short-Term Investments
(cost $2,000,000) 2,000,000
Total Investments
(cost $526,278,501) - 98.8% 510,408,381
Other Assets & Liabilities, Net - 1.2% 6,079,005
Net Assets - 100% $ 516,487,386

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 508,408,381 $ – $ 508,408,381
Short-Term Investments:
Municipal Bonds – 2,000,000 – 2,000,000
Total
$ – $ 510,408,381 $ – $ 510,408,381
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Wisconsin Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 108.5%
X 82,537,771 MUNICIPAL BONDS - 98.9%
X 82,537,771
Consumer Discretionary - 0.4%
$ 105 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/46
9/27 at 100.00 $ 93,154
250 International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29,
(AMT)
10/23 at 100.00 250,467
Total Consumer Discretionary 343,621
Education and Civic Organizations - 7.8%
1,300 Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake
Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A
6/26 at 100.00 1,257,802
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Hmong American Peace Academy, Series
2020:
420 4.000%, 3/15/30 No Opt. Call 409,971
500 4.000%, 3/15/40 3/30 at 100.00 436,640
1,200 5.000%, 3/15/50 3/30 at 100.00 1,155,360
1,175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Lawrence University, Series 2020, 4.000%, 2/01/45
2/30 at 100.00 1,011,111
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Milwaukee School of
Engineering, Series 2021B:
500 2.125%, 4/01/39 - AGM Insured 4/31 at 100.00 347,165
500 2.125%, 4/01/40 - AGM Insured 4/31 at 100.00 338,980
415 2.250%, 4/01/41 - AGM Insured 4/31 at 100.00 282,843
500 2.250%, 4/01/42 - AGM Insured 4/31 at 100.00 336,865
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Milwaukee Science Education Consortium, Inc., Academy of
Science Series 2023A, 5.000%, 3/15/53
3/33 at 100.00 927,330
Total Education and Civic Organizations 6,504,067
Health Care - 21.6%
Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority,
Hospital Revenue Bonds, (Hospital Auxilio Mutuo
Obligated Group Project, Refunding Series 2021:
155 5.000%, 7/01/29 No Opt. Call 163,923
190 5.000%, 7/01/31 No Opt. Call 204,294
4,765 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Beloit Health System, Inc., Series 2020, 4.000%, 7/01/36
7/29 at 100.00 4,634,153
8,565 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47,
(UB) (c)
2/27 at 100.00 7,876,802
1,000 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47
2/27 at 100.00 919,650
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Aspirus, Inc. Obligated Group, Series 2015A, 5.000%, 8/15/34
2/25 at 100.00 1,020,630
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Inc., Series 2019A, 4.000%, 12/01/44
12/29 at 100.00 1,821,800
250 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Bellin Memorial Hospital, Series 2015, 5.000%, 12/01/23
No Opt. Call 250,827
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/29
5/24 at 100.00 1,006,760
175 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2020A, 4.000%,
2/15/37 - AGM Insured
2/30 at 100.00 170,076
Total Health Care 18,068,915

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily - 22.4%
$ 2,000 Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue
Bonds, Cedar Ridge Apartments Project, Series 2013A, 5.125%, 6/01/30
10/23 at 100.00 $ 1,934,040
2,000 Wisconsin Housing and Economic Development Authority Multi Family
Housing Bonds,Western Technical College Student Housing Project,
Series 2013B, 4.700%, 4/01/38
10/23 at 100.00 2,000,620
430 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2006A, 4.550%, 5/01/27, (AMT)
10/23 at 100.00 430,159
1,125 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2015A, 4.125%, 11/01/46
5/25 at 100.00 1,006,616
Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2017A:
750 4.000%, 11/01/47 11/26 at 100.00 659,723
1,500 4.150%, 5/01/55 11/26 at 100.00 1,308,960
2,230 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2017B, 3.900%, 11/01/42
11/26 at 100.00 2,002,049
2,000 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2018A, 4.300%, 11/01/53, (UB) (c)
11/27 at 100.00 1,826,420
4,520 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2019A, 3.375%, 5/01/57
11/28 at 100.00 3,243,100
2,000 Wisconsin Housing and Economic Development Authority, Housing
Revenue Bonds, Series 2022A, 5.150%, 11/01/50
11/31 at 100.00 2,036,640
2,500 Wisconsin Housing and Economic Development Authority, Multifamily
Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37,
144A
7/28 at 102.00 2,204,875
Total Housing/Multifamily 18,653,202
Industrials - 0.8%
675 Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC
Project Revenue Bonds, Series 2008, 5.125%, 6/01/29, (AMT)
10/23 at 100.00 675,959
Total Industrials 675,959
Long-Term Care - 16.1%
500 Winnebago County Housing Authority, Illinois, Revenue Bonds, Lutheran
Homes of Oshkosh, Inc. Project, Refunding Series 2015A, 4.450%,
3/01/30
10/23 at 100.00 423,450
150 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021, 4.000%, 10/01/61
10/28 at 102.00 98,855
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Clement Manor, Inc., Series 2019, 5.000%, 8/01/49
8/26 at 103.00 1,361,060
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.375%, 10/01/44
10/23 at 101.00 1,721,120
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHM / New Richmond Senior Housing, Inc., Refunding Series
2021, 3.250%, 7/01/37
7/26 at 101.00 353,965
2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, PHW Oconomowoc, Inc. Project, Series 2018, 5.125%, 10/01/48
10/23 at 102.00 1,703,420
1,750 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014B, 5.000%, 7/01/44
7/24 at 100.00 1,749,965
1,475 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019A, 5.000%, 7/01/49
7/26 at 100.00 1,482,817
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2019B, 5.000%, 7/01/38
7/26 at 100.00 510,480
525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2021B, 4.000%,
9/15/45
9/27 at 103.00 404,502
650 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022. Forward
Delivery, 4.000%, 9/15/45
9/27 at 103.00 500,812
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Series 2021A:
1,000 4.000%, 8/15/51 8/31 at 100.00 749,080
1,000 4.000%, 8/15/55 8/31 at 100.00 730,450

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 2,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%,
12/01/44
10/23 at 102.00 $ 1,662,900
Total Long-Term Care 13,452,876
Tax Obligation/Limited - 24.0%
10,000 Ashwaubenon Community Development Authority, Wisconsin, Lease
Revenue Bonds, Brown County Expo Center Project, Series 2019,
0.000%, 6/01/49
6/29 at 47.10 2,842,900
Brookfield Community Development and Redevelopment
Authority, Wisconsin, Community Development Revenue
Bonds, Series 2015A:
1,340 3.550%, 6/01/34 6/25 at 100.00 1,291,305
1,530 3.600%, 6/01/35 6/25 at 100.00 1,460,859
1,250 Kaukauna Redevelopment Authority, Outagamie and Calumet Counties,
Wisconsin, Redevelopment Lease Revenue Bonds, Series 2015, 4.125%,
6/01/40
6/25 at 100.00 1,210,100
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2016A:
800 5.000%, 11/15/30 11/26 at 100.00 837,944
500 5.000%, 11/15/31 11/26 at 100.00 523,560
550 5.000%, 11/15/32 11/26 at 100.00 575,581
Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017:
630 5.000%, 11/15/28 11/26 at 100.00 662,029
500 5.000%, 11/15/34 11/26 at 100.00 523,255
1,000 5.000%, 11/15/35 11/26 at 100.00 1,040,970
500 5.000%, 11/15/36 11/26 at 100.00 520,180
335 Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 -
AGM Insured
10/23 at 100.00 336,993
2,085 Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue
Refunding Bonds, Series 1998A, 5.500%, 12/15/26 - NPFG Insured
No Opt. Call 2,172,716
Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006:
120 5.000%, 10/01/25 - NPFG Insured 10/23 at 100.00 121,186
125 5.000%, 10/01/28 - FGIC Insured 10/23 at 100.00 126,267
Wisconsin Center District, Appropiation Revenue Bonds,
Milwaukee Arena Project, Series 2016:
390 5.000%, 12/15/27 6/26 at 100.00 406,419
1,000 5.000%, 12/15/30 6/26 at 100.00 1,043,180
500 5.000%, 12/15/31 6/26 at 100.00 521,590
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
675 5.250%, 12/15/27 No Opt. Call 713,536
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A:
2,035 0.000%, 12/15/28 - AGM Insured No Opt. Call 1,675,334
1,945 0.000%, 12/15/31 No Opt. Call 1,419,850
Total Tax Obligation/Limited 20,025,754
U.S. Guaranteed - 0.9% (d)
Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999:
190 5.250%, 12/15/27, (ETM) No Opt. Call 199,443
500 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series
2017A, 5.000%, 9/01/36, (Pre-refunded 9/01/27)
9/27 at 100.00 533,570
10 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30,
(Pre-refunded 8/15/25)
8/25 at 100.00 10,299
Total U.S. Guaranteed 743,312

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 4.9%
$ 995 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.500%, 4/01/41 (e)
No Opt. Call $ 10
860 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/24 (e)
No Opt. Call 9
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (e)
No Opt. Call 10
265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2005A, 3.750%, 12/01/40 (e)
No Opt. Call 3
185 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.250%, 7/01/31 - AGM Insured
No Opt. Call 184,282
575 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 5.000%, 7/01/30 - AGM Insured
10/23 at 100.00 578,421
790 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2005RR, 5.000%, 7/01/28 - AGC Insured
10/23 at 100.00 794,700
305 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007UU, 5.000%, 7/01/24 - AGM Insured
10/23 at 100.00 306,815
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007VV:
675 5.250%, 7/01/24 No Opt. Call 673,178
130 5.250%, 7/01/26 No Opt. Call 128,238
250 5.250%, 7/01/35 No Opt. Call 243,963
1,200 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/25
10/23 at 100.00 1,160,436
Total Utilities 4,070,065
Total Municipal Bonds
(cost $92,466,545) 82,537,771
Shares Description (a) Value
X 7,989,314 COMMON STOCKS - 9.6%
X 7,989,314
Independent Power and Renewable Electricity Producers - 9.6%
100,944 Energy Harbor Corp (f),(g) $ 7,989,314
Total Independent Power and Renewable Electricity Producers 7,989,314
Total Common Stocks
(cost $2,869,331) 7,989,314
Total Long-Term Investments
(cost $95,335,876) 90,527,085
Floating Rate Obligations - (9.6)%   (8,020,000)
Other Assets & Liabilities, Net - 1.1% 916,003
Net Assets - 100% $ 83,423,088

Nuveen Wisconsin Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 82,537,771 $ – $ 82,537,771
Common Stocks – 7,989,314 – 7,989,314
Total
$ – $ 90,527,085 $ – $ 90,527,085
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A,
3.500%, 4/01/41, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergyGeneration Corporation
Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy
Generation Project, Refund-ing Series 2006A, 3.750%, 12/01/23, and Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series2005A, 3.750%, 12/01/40. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp.
(“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Ohio Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.0%
X 560,316,024 MUNICIPAL BONDS - 94.3%
X 560,316,024
Consumer Discretionary - 1.4%
Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention
Center Hotel Expansion Project, Series 2019:
$ 1,430 5.000%, 12/01/39 12/29 at 100.00 $ 1,340,596
2,150 5.000%, 12/01/44 12/29 at 100.00 1,975,012
5,570 5.000%, 12/01/51 12/29 at 100.00 5,021,355
Total Consumer Discretionary 8,336,963
Consumer Staples - 3.1%
20,690 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 2,390,316
1,460 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 1,293,764
15,945 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 14,597,169
Total Consumer Staples 18,281,249
Education and Civic Organizations - 11.4%
705 Allen County Port Authority Economic Development, Ohio, Revenue
Bonds,  University of Northwestern, Refunding Series 2021A, 4.000%,
12/01/31
6/31 at 100.00 672,619
2,065 Bowling Green State University, Ohio, General Receipts Bonds, Series
2016A, 5.000%, 6/01/34
12/25 at 100.00 2,110,327
Hamilton County, Ohio, Economic Development Revenue
Bonds, King Highland Community Urban Redevelopment
Corporation - University of Cincinnati, Lessee Project,
Refunding Series 2015:
1,320 5.000%, 6/01/32 - BAM Insured 6/25 at 100.00 1,348,182
2,680 5.000%, 6/01/35 - BAM Insured 6/25 at 100.00 2,733,573
Lake County Community College District, Ohio, General
Receipts Revenue Bonds, Lakeland Community College,
Refunding Series 2019:
2,770 5.000%, 10/01/32 10/29 at 100.00 3,063,399
2,055 4.000%, 10/01/34 10/29 at 100.00 2,132,720
2,465 Miami University of Ohio, General Receipts Bonds, Refunding Series 2014,
5.000%, 9/01/30
9/24 at 100.00 2,498,672
880 Miami University of Ohio, General Receipts Bonds, Refunding Series 2017,
5.000%, 9/01/35
9/26 at 100.00 913,026
3,695 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/41
9/26 at 100.00 3,795,726
2,420 Miami University of Ohio, General Receipts Revenue Bonds, Refunding
Series 2020A, 4.000%, 9/01/40
9/30 at 100.00 2,356,523
Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2021A:
530 5.000%, 9/01/30 No Opt. Call 593,971
685 5.000%, 9/01/36 9/31 at 100.00 760,665
Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A:
100 5.000%, 12/01/26 No Opt. Call 102,224
125 5.000%, 12/01/28 No Opt. Call 129,774
150 5.000%, 12/01/30 No Opt. Call 157,089

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B:
$ 700 4.000%, 12/01/35 - BAM Insured 12/30 at 100.00 $ 687,869
740 4.000%, 12/01/37 - BAM Insured 12/30 at 100.00 705,375
570 4.000%, 12/01/38 - BAM Insured 12/30 at 100.00 538,473
600 4.000%, 12/01/39 - BAM Insured 12/30 at 100.00 561,060
610 4.000%, 12/01/40 - BAM Insured 12/30 at 100.00 564,830
1,260 4.000%, 12/01/41 - BAM Insured 12/30 at 100.00 1,155,836
1,330 Northeast Ohio Medical University, General Receipts Bonds, Series 2022,
5.000%, 12/01/41 - BAM Insured
12/32 at 100.00 1,381,937
Ohio Higher Education Facilities Commission, Revenue
Bonds, Denison University Project, Series 2017A:
2,100 5.000%, 11/01/42 5/27 at 100.00 2,163,735
1,500 5.250%, 11/01/46 5/27 at 100.00 1,550,265
Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll
University 2022 Project, Series 2022:
3,750 4.000%, 10/01/42 10/31 at 100.00 3,201,487
3,750 4.000%, 10/01/47 10/31 at 100.00 3,061,538
3,895 Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon
College, Series 2016, 5.000%, 7/01/42
7/26 at 100.00 3,968,421
1,000 Ohio Higher Educational Facility Commission, Revenue Bonds, Otterbein
University 2022 Project, Series 2022A, 4.000%, 12/01/46
12/31 at 100.00 799,690
Ohio Higher Educational Facility Commission, Revenue
Bonds, University of Dayton Project, Series 2020:
1,000 5.000%, 2/01/35 2/30 at 100.00 1,084,110
485 4.000%, 2/01/39 2/30 at 100.00 459,125
Ohio State University, General Receipts Bonds, Series
2014A:
4,820 5.000%, 12/01/34 12/24 at 100.00 4,886,564
5,000 5.000%, 12/01/39 12/24 at 100.00 5,061,800
Shawnee State University, Ohio, General Receipts Bonds,
Series 2016:
1,120 5.000%, 6/01/28 - BAM Insured 6/26 at 100.00 1,162,515
1,180 5.000%, 6/01/29 - BAM Insured 6/26 at 100.00 1,224,474
1,000 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 975,260
University of Akron, Ohio, General Receipts Bonds, Series
2021A:
1,615 5.000%, 1/01/31 - BAM Insured No Opt. Call 1,787,482
1,780 5.000%, 1/01/33 - BAM Insured No Opt. Call 2,009,745
3,000 University of Cincinnati, Ohio, General Receipts Bonds, Series 2016C,
5.000%, 6/01/46
6/26 at 100.00 3,054,930
1,000 Wright State University, Ohio, General Reciepts Bonds, Refunding Series
2021A, 5.000%, 5/01/31 - BAM Insured
No Opt. Call 1,111,450
1,025 Youngstown State University, Ohio, General Receipts Bonds, Series 2021,
4.000%, 12/15/30 - AGM Insured
No Opt. Call 1,064,083
Total Education and Civic Organizations 67,590,544
Health Care - 7.4%
2,500 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 5.000%, 8/01/42
2/28 at 100.00 2,563,900
3,710 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017,
5.000%, 12/01/37
12/27 at 100.00 3,776,817
Cleveland Clinic Health System Obligated Group, Ohio,
Martin County Health Facilities Authority, Hospital
Revenue Bonds, Series 2019B:
5,000 4.000%, 1/01/43 1/29 at 100.00 4,830,700
6,500 4.000%, 1/01/46 1/29 at 100.00 6,172,530

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013:
$ 1,600 5.000%, 6/15/43 10/23 at 100.00 $ 1,362,416
495 5.250%, 6/15/43 10/23 at 100.00 435,347
Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH:
1,000 4.000%, 12/01/46 6/27 at 100.00 924,380
2,255 5.000%, 12/01/46 6/27 at 100.00 2,289,231
Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Series
2019CC:
600 5.000%, 11/15/41 No Opt. Call 652,734
3,000 5.000%, 11/15/49 No Opt. Call 3,197,160
2,230 Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health
Network Obligated Group Project, Refunding Improvement Series 2019,
5.000%, 8/01/39
8/28 at 100.00 2,302,698
5,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/44
10/23 at 100.00 4,528,400
Ohio State, Hospital Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Refunding Series 2017A:
1,155 5.000%, 1/01/30 1/28 at 100.00 1,239,777
2,755 5.000%, 1/01/33 1/28 at 100.00 2,950,026
Ohio State, Hospital Revenue Bonds, University Hospitals
Health System, Inc., Fixed Interest Rate Series 2020A:
2,280 4.000%, 1/15/50 1/30 at 100.00 2,014,198
2,725 5.000%, 1/15/50 1/30 at 100.00 2,765,984
1,630 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio
Medical Center, Refunding Series 2016, 5.000%, 2/15/32
2/26 at 100.00 1,656,716
Total Health Care 43,663,014
Housing/Multifamily - 0.8%
5,000 Columbus Metropolitan Housing Authority, Ohio, General Revenue
Bonds, Series 2021, 4.000%, 8/01/36
8/31 at 100.00 4,807,150
Total Housing/Multifamily 4,807,150
Tax Obligation/General - 23.0%
3,150 Apollo Career Center Joint Vocational School District, Allen, Auglaize,
Hardin, Hancock, Putnam & Van Wert Counties, Ohio, General
Obligation Bonds, Various Purpose School Improvement Series 2017,
5.000%, 12/01/41
12/27 at 100.00 3,293,924
5,185 Brunswick City School District, Medina County, Ohio, General Obligation
Bonds, Classroom Facilities School Improvement Series 2023, 5.250%,
12/01/53 - BAM Insured
6/31 at 100.00 5,558,735
1,180 Canal Winchester Local School District, Franklin and Fairfield Counties,
Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 -
NPFG Insured
No Opt. Call 809,067
380 Cincinnati City School District, Hamilton County, Ohio, General Obligation
Bonds, Refunding Classroom Facilities Construction & Improvement
Series 2006, 5.250%, 12/01/27 - FGIC Insured
No Opt. Call 414,637
2,250 City of Mayfield Heights, Ohio, General Obligation Bonds, Aquatic and
Community Center Limited Tax Series 2023, 4.000%, 12/01/48
6/30 at 100.00 2,102,400
1,000 Colerain Township, Hamilton County, Ohio, General Obligation Bonds,
Fire Station Series 2022, 5.250%, 12/01/52
12/29 at 100.00 1,051,940
1,000 Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, Refunding Series 2006, 0.000%, 12/01/28 - AGM Insured
No Opt. Call 832,530
3,110 Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, Refunding Various Purpose Series 2016B, 5.000%, 12/01/33
6/26 at 100.00 3,236,297
5,530 Columbus, Ohio, General Obligation Bonds, Refunding Various Purpose
Series 2017-1, 5.000%, 4/01/29
10/27 at 100.00 5,948,953
5,000 Columbus, Ohio, General Obligation Bonds, Series 2015A, 5.000%,
7/01/25
No Opt. Call 5,161,300

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 5,000 Columbus, Ohio, General Obligation Bonds, Various Purpose Series
2018A, 5.000%, 4/01/29
10/28 at 100.00 $ 5,461,650
Columbus, Ohio, General Obligation Bonds, Various
Purpose Series 2021A:
5,175 5.000%, 4/01/36 10/30 at 100.00 5,759,050
2,000 5.000%, 4/01/38 10/30 at 100.00 2,186,120
1,325 5.000%, 4/01/41 10/30 at 100.00 1,427,237
490 Cuyahoga County, Ohio, General Obligation Bonds, Refunding & Capital
Improvement Series 2020A, 4.000%, 12/01/33
6/30 at 100.00 511,006
530 Dayton Metro Library, Ohio, General Obligation Bonds, Taxable Refunding
Library Improvement Series 2019, 4.000%, 12/01/30
12/29 at 100.00 552,970
850 Dayton, Ohio, General Obligation Bonds, Limited Tax Refunding &
Improvement Series 2020, 4.000%, 12/01/31
12/28 at 100.00 876,622
5,000 Dublin City School District, Franklin, Delaware and Union Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2019A, 4.000%, 12/01/44
12/28 at 100.00 4,778,050
Dublin, Ohio, General Obligation Bonds, Limited Tax Various
Purpose Series 2015:
1,000 5.000%, 12/01/23 No Opt. Call 1,003,910
450 5.000%, 12/01/24 No Opt. Call 459,337
2,500 Fairborn City School District, Greene County, Ohio, General Obligation
Bonds, School Facilities Construction & Improvement Series 2021A,
4.000%, 12/01/50
12/30 at 100.00 2,255,900
4,225 Franklin County, Ohio, General Obligation Bonds, Refunding Series 2015,
5.000%, 12/01/31
12/25 at 100.00 4,349,722
2,000 Gahanna-Jefferson City School District, Franklin County, Ohio, General
Obligation Bonds, Construction & Improvement Series 2018, 5.000%,
12/01/48
6/28 at 100.00 2,102,700
Graham Local School District, Champaign and Shelby
Counties, Ohio, General Obligation Bonds, School
Improvement Series 2013:
500 0.000%, 12/01/29 No Opt. Call 397,785
850 0.000%, 12/01/30 No Opt. Call 650,293
Grandview Heights City School District, Franklin County,
Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019:
3,960 4.000%, 12/01/51 6/29 at 100.00 3,591,680
1,150 5.000%, 12/01/53 6/29 at 100.00 1,190,457
2,595 Hilliard City School District, Franklin County, Ohio, General Obligation
Bonds, School Improvement Series 2017, 4.000%, 12/01/46
12/26 at 100.00 2,414,025
1,095 Kenston Local School District, Geauga County, Ohio, General Obligation
Bonds, School improvement Series 2012, 0.000%, 12/01/27
No Opt. Call 943,036
1,560 Kettering City School District, Montgomery County, Ohio, General
Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM
Insured
No Opt. Call 1,717,794
1,000 Little Miami Local School District, Warren and Clermont Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 5.000%,
11/01/43
11/25 at 100.00 1,015,650
1,000 Maumee City School District, Lucas County, Ohio, General Obligation
Bonds, Capital Appreciation Refunding Series 2012, 0.000%, 12/01/23
No Opt. Call 990,590
500 Medina County, Ohio, General Obligation Bonds, Courthouse Facility
Improvement Limited Tax Series 2021, 4.000%, 12/01/46
6/26 at 100.00 458,950
1,000 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/28 - AGM Insured
No Opt. Call 1,093,600
North Olmsted City School District, Ohio, General
Obligation Bonds, School Improvement Programmatic
Series 2023A:
2,030 5.000%, 10/15/48 4/31 at 100.00 2,110,347
3,995 5.250%, 10/15/56 4/31 at 100.00 4,199,105
3,805 Oakwood City School District, Montgomery County, Ohio, General
Obligation Bonds, Series 2019, 4.000%, 12/01/48
12/28 at 100.00 3,588,534

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Ohio State, General Obligation Bonds, Common Schools
Series 2017B:
$ 4,500 5.000%, 9/15/27 No Opt. Call $ 4,840,650
5,000 5.000%, 9/01/30 No Opt. Call 5,653,850
6,500 Ohio State, General Obligation Bonds, Common Schools Series 2019A,
5.000%, 6/15/37
6/29 at 100.00 7,034,560
2,000 Ohio State, General Obligation Bonds, Highway Capital Improvement,
Series 2014R, 5.000%, 5/01/29
5/24 at 100.00 2,020,080
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2018V:
2,500 5.000%, 5/01/33 5/28 at 100.00 2,717,950
1,250 5.000%, 5/01/34 5/28 at 100.00 1,357,350
Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2020W:
1,035 5.000%, 5/01/32 5/30 at 100.00 1,163,081
2,315 5.000%, 5/01/35 5/30 at 100.00 2,578,794
Ohio State, General Obligation Bonds, Infrastructure
Improvement Refunding Series 2020B:
350 5.000%, 8/01/32 8/28 at 100.00 382,210
270 5.000%, 8/01/36 8/28 at 100.00 290,674
Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A:
1,000 5.000%, 3/01/39 3/33 at 100.00 1,114,240
1,470 5.000%, 3/01/40 3/33 at 100.00 1,626,996
Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, School
Facilities Construction & Improvement Series 2016:
1,000 5.000%, 12/01/38 6/26 at 100.00 1,033,790
1,875 5.000%, 12/01/41 6/26 at 100.00 1,929,487
4,250 Pickerington Local School District, Fairfield and Franklin Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement, Series 2023, 5.250%, 12/01/59
12/32 at 100.00 4,588,385
50 Princeton City School District, Hamilton County, Ohio, Certificates of
Participation, Series 2013, 5.000%, 12/01/33
10/23 at 100.00 50,042
2,380 Southwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2018A, 4.000%,
1/15/55
1/28 at 100.00 2,141,905
4,000 South-Western City School District, Franklin and Pickaway Counties,
Ohio, General Obligation Bonds, School Facilities Construction &
Improvement Series 2019A, 4.000%, 12/01/48
12/29 at 100.00 3,703,280
1,200 Toledo, Ohio, General Obligation Bonds, Limited Tax Capital
Improvement Series 2020, 4.000%, 12/01/35
12/30 at 100.00 1,212,780
1,575 Wadsworth City School District, Medina County, Ohio, General Obligation
Bonds, School Improvement Series 2021, 4.000%, 12/01/56
12/26 at 100.00 1,401,278
5,000 Worthington City School District, Franklin County, Ohio, General
Obligation Bonds, Facilities Series 2023, 5.500%, 12/01/54
12/32 at 100.00 5,513,100
Total Tax Obligation/General 136,850,385
Tax Obligation/Limited - 20.5%
Blue Ash, Ohio, Tax Increment Financing Revenue Bonds,
Duke Realty Ohio, Series 2006:
715 5.000%, 12/01/25 10/23 at 100.00 715,965
1,165 5.000%, 12/01/30 10/23 at 100.00 1,165,594
1,890 5.000%, 12/01/35 10/23 at 100.00 1,889,792
2,465 Certificates of Participation (Hillsdale Local School District, Ashland and
Wayne Counties, Ohio, School Facilities Project), Series 2020, 4.000%,
12/01/38 - BAM Insured
6/30 at 100.00 2,411,411
5,500 Cleveland Public Library, Cuyahoga County, Ohio, Library Facilities Notes,
Series 2019A, 4.000%, 12/01/45
12/29 at 100.00 5,225,220

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2017B-2:
$ 1,250 5.000%, 10/01/31 4/28 at 100.00 $ 1,350,212
1,000 5.000%, 10/01/32 4/28 at 100.00 1,077,120
500 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 472,525
1,025 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28,
144A
No Opt. Call 1,021,371
4,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark Improvement
Project, Series 2022A, 4.000%, 1/01/36
1/31 at 100.00 4,060,680
Cuyahoga County, Ohio, Sales Tax Revenue Bonds,
Refunding Various Purpose Series 2014:
1,000 5.000%, 12/01/28 12/24 at 100.00 1,019,500
2,940 Dublin, Ohio, Special Obligation Non-Tax Revenue Bonds, Series 2015A,
5.000%, 12/01/38
12/25 at 100.00 3,001,534
495 Fairborn City School District, Greene, Clark and Montgomery Counties,
Ohio, Certificates of Participation, School Facilities Project, Series 2021,
4.000%, 12/01/37 - BAM Insured
12/28 at 100.00 491,837
3,560 Franklin County Convention Facilities Authority, Ohio, Lease Appropriation
Bonds, Greater Columbus Convention Center Hotel Expansion Project,
Series 2019, 5.000%, 12/01/46
12/29 at 100.00 3,688,623
Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 1,064,360
17,000 5.000%, 6/01/43 6/28 at 100.00 17,814,640
4,905 5.000%, 6/01/48 6/28 at 100.00 5,107,135
1,220 Great Oaks Career Campuses Board of Education, Brown, Butler,
Clermont, Clinton, Fayette, Greene, Hamilton, Highland, Madison,
Pickaway, Ross and Warren, Ohio, Certificates of Participation, School
Improvement Project, Series 2021, 4.000%, 12/01/37
12/29 at 100.00 1,222,672
1,675 Greater Cleveland Regional Transit Authority, Ohio, Sales Tax Supported
Capital Improvement Bonds, Refunding Series 2014A, 5.000%, 12/01/25
No Opt. Call 1,738,365
2,180 Hamilton County, Ohio, Sales Tax Bonds, Refunding Series 2016A, 5.000%,
12/01/30
12/26 at 100.00 2,286,820
Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B:
500 0.000%, 12/01/26 - AMBAC Insured No Opt. Call 443,660
1,750 0.000%, 12/01/28 - AGM Insured No Opt. Call 1,447,950
3,300 0.000%, 12/01/28 - AMBAC Insured No Opt. Call 2,723,424
Mayfield City School District, Ohio, Certificates of
Participation, Middle School Project, Series 2009B:
435 0.000%, 9/01/27 No Opt. Call 376,792
855 0.000%, 9/01/28 No Opt. Call 715,182
1,045 Norwood, Hamilton County, Ohio, Special Obligation Development
Revenue Bonds, Central Parke Project, Series 2017, 6.000%, 12/01/46
6/27 at 100.00 924,658
5,745 Ohio State, Capital Facilities Lease Appropriation Bonds, Administrative
Building Fund Project, Series 2015A, 4.000%, 4/01/35
4/25 at 100.00 5,748,964
Ohio State, Capital Facilities Lease Appropriation Bonds,
Juvenile Correctional Building Fund Projects, Series
2019A:
2,465 5.000%, 4/01/38 4/29 at 100.00 2,622,070
2,485 5.000%, 4/01/39 4/29 at 100.00 2,634,299
1,250 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2017A, 5.000%, 10/01/36
10/27 at 100.00 1,317,663
2,245 Ohio State, Capital Facilities Lease-Appropriation Bonds, Adult
Correctional Building Fund Projects, Series 2019B, 5.000%, 10/01/31
No Opt. Call 2,555,394
1,200 Ohio State, Capital Facilities Lease-Appropriation Bonds, Parks &
Recreation Improvement Fund Projects, Series 2017A, 5.000%, 12/01/31
12/27 at 100.00 1,287,840

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Ohio State, Capital Facilities Lease-Appropriation Bonds,
Parks & Recreation Improvement Fund Projects, Series
2022A:
$ 1,325 5.000%, 12/01/28 No Opt. Call $ 1,453,247
1,750 5.000%, 12/01/30 No Opt. Call 1,976,852
1,660 Ohio State, Certificates of Participation, Ohio Attorney General Claims
Fund Project, Series 2021, 4.000%, 9/01/35
9/31 at 100.00 1,717,851
1,250 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2019-1, 5.000%, 12/15/31
No Opt. Call 1,431,187
945 Ohio State, Major New State Infrastructure Project Revenue Bonds, Series
2021-1A, 5.000%, 12/15/32
No Opt. Call 1,095,057
1,360 Ohio State, Transportation Project Revenue Bonds, Toledo-Lucas
County Port Authority Seaport and Docks Project, State Transportation
Infrastructure GRF Bond Fund, Series 2019-2, 5.000%, 11/15/39, (AMT)
5/27 at 100.00 1,395,999
2,095 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds, Series 2018,
5.000%, 12/01/44
12/28 at 100.00 2,175,658
2,000 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.000%, 12/01/31 - AGM
Insured
12/25 at 100.00 2,028,800
800 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50,
144A
12/28 at 100.00 649,920
490 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development -
Phase 2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 469,685
1,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 805,070
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
9,405 4.500%, 7/01/34 7/25 at 100.00 9,404,435
1,257 5.000%, 7/01/58 7/28 at 100.00 1,219,793
500 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 487,510
4,915 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 4,667,284
230 Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds,
Series 2007A, 5.750%, 12/01/27
10/23 at 100.00 229,294
Riversouth Authority, Ohio, Riversouth Area Redevelopment
Bonds, Payable from City of Columbus, Ohio Annual
Rental Appropriations, Refunding Series 2012A:
1,400 5.000%, 12/01/23 10/23 at 100.00 1,402,254
800 5.000%, 12/01/24 10/23 at 100.00 801,360
Riversouth Authority, Ohio, Scioto Peninsula Area
Redevelopment Bonds, Payable from City of Columbus,
Ohio Annual Rental Appropriations, Series 2016:
1,000 5.000%, 12/01/28 12/25 at 100.00 1,036,120
1,000 5.000%, 12/01/29 12/25 at 100.00 1,034,590
2,955 Shaker Heights Public Library, Ohio, Certificates of Participation, Series
2019, 4.000%, 12/01/44
12/24 at 100.00 2,832,752
Triway Local School District, Ohio, Certificates of
Participation, Series 2021:
2,395 4.000%, 12/01/41 - BAM Insured 12/28 at 100.00 2,297,691
1,460 4.000%, 12/01/42 - BAM Insured 12/28 at 100.00 1,369,831
Total Tax Obligation/Limited 121,605,512

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 4.4%
$ 750 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 $ 730,658
Ohio State, Private Activity Bonds, Portsmouth Gateway
Group, LLC - Borrower, Portsmouth Bypass Project, Series
2015:
3,500 5.000%, 12/31/35 - AGM Insured, (AMT) 6/25 at 100.00 3,527,300
5,245 5.000%, 12/31/39 - AGM Insured, (AMT) 6/25 at 100.00 5,256,854
7,725 5.000%, 6/30/53, (AMT) 6/25 at 100.00 7,493,482
3,865 Ohio State, Revenue Bonds, Ohio Turnpike Commission, Refunding Series
1998A, 5.500%, 2/15/24 - FGIC Insured
No Opt. Call 3,903,379
4,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Series 2021A, 5.000%, 2/15/51
2/31 at 100.00 4,247,800
1,000 Ohio Turnpike Commission, Turnpike Revenue Bonds, Refunding Series
2017A, 5.000%, 2/15/30
2/27 at 100.00 1,062,060
Total Transportation 26,221,533
U.S. Guaranteed - 5.7% (c)
4,310 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A, 5.000%,
12/01/41, (Pre-refunded 12/01/26)
12/26 at 100.00 4,570,496
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2013A-2:
990 5.000%, 10/01/27, (Pre-refunded 10/01/23) 10/23 at 100.00 991,188
1,150 5.000%, 10/01/30, (Pre-refunded 10/01/23) 10/23 at 100.00 1,151,380
1,205 5.000%, 10/01/31, (Pre-refunded 10/01/23) 10/23 at 100.00 1,206,446
Cleveland, Ohio, Income Tax Revenue Bonds, Bridges
& Roadways Improvements, Subordinate Lien Series
2015A-2:
2,245 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 2,247,694
755 5.000%, 10/01/37, (Pre-refunded 10/01/23) 10/23 at 100.00 755,823
Cuyahoga County, Ohio, Sales Tax Revenue Bonds,
Refunding Various Purpose Series 2014:
1,810 5.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 1,848,661
1,385 5.000%, 12/01/34, (Pre-refunded 12/01/24) 12/24 at 100.00 1,414,584
1,055 5.000%, 12/01/35, (Pre-refunded 12/01/24) 12/24 at 100.00 1,077,535
10,345 Franklin County Convention Facilities Authority, Ohio, Excise Tax and
Lease Revenue Bonds, Columbus City & Franklin County Lessees,
Refunding Anticipation Series 2014, 5.000%, 12/01/35, (Pre-refunded
12/01/24)
12/24 at 100.00 10,547,038
1,000 Gallia County Local School District, Gallia and Jackson Counties, Ohio,
General Obligation Bonds, Refunding School Improvement Series 2014,
5.000%, 11/01/32, (Pre-refunded 11/01/24)
11/24 at 100.00 1,019,320
Greater Cleveland Regional Transit Authority, Ohio, Sales
Tax Supported Capital Improvement Bonds, Refunding
Series 2015:
1,050 5.000%, 12/01/32, (Pre-refunded 12/01/25) 12/25 at 100.00 1,089,260
1,105 5.000%, 12/01/33, (Pre-refunded 12/01/25) 12/25 at 100.00 1,146,316
1,630 Northwest Local School District, Hamilton and Butler Counties, Ohio,
General Obligation Bonds, School Improvement Series 2015, 5.000%,
12/01/40, (Pre-refunded 12/01/23)
12/23 at 100.00 1,636,373
1,000 Upper Arlington City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities & Improvement Series 2018A,
5.000%, 12/01/48, (Pre-refunded 12/01/27)
12/27 at 100.00 1,082,080
2,275 Willoughby-Eastlake City School District, Ohio, General Obligation Bonds,
School Improvement Series 2016, 5.000%, 12/01/46, (Pre-refunded
12/01/25)
12/25 at 100.00 2,362,542
Total U.S. Guaranteed 34,146,736

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 16.6%
$ 3,570 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Green Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 $ 3,596,811
1,750 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Refunding Series 2020A, 5.000%, 2/15/28
No Opt. Call 1,866,007
1,500 American Municipal Power Ohio Inc., Prairie State Energy Campus Project
Revenue Bonds, Refunding Series 2015A, 5.000%, 2/15/42
2/24 at 100.00 1,505,070
2,930 American Municipal Power, Inc., Ohio, Greenup Hydroelectric Project
Revenue Bonds, Refunding Series 2016A, 5.000%, 2/15/41
2/26 at 100.00 2,964,134
1,665 American Municipal Power, Inc., Ohio, Solar Electricity Prepayment Project
Revenue Bonds, Green Bonds Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 1,707,324
American Municipal Power, Inc., Ohio, Solar Electricity
Prepayment Project Revenue Bonds, Green Bonds Series
2020A:
250 4.000%, 2/15/40 2/29 at 100.00 229,815
1,200 4.000%, 2/15/44 2/29 at 100.00 1,077,768
465 Butler County, Ohio, Sewer System Revenue Bonds, Refunding Series
2005, 5.000%, 12/01/23 - AGM Insured
No Opt. Call 466,539
Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2020A:
1,000 4.000%, 11/15/37 - AGM Insured 11/29 at 100.00 977,120
2,000 4.000%, 11/15/38 - AGM Insured 11/29 at 100.00 1,939,800
2,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-1,
0.000%, 11/15/33 - NPFG Insured
No Opt. Call 1,334,540
Cleveland, Ohio, Public Power System Revenue Bonds,
Series 2008B-2:
4,740 0.000%, 11/15/34 - NPFG Insured No Opt. Call 3,024,784
7,500 0.000%, 11/15/38 - NPFG Insured No Opt. Call 3,699,900
1,315 Cleveland, Ohio, Public Power System Revenue Refunding Bonds, Series
2018, 5.000%, 11/15/37 - AGM Insured
5/28 at 100.00 1,384,314
2,300 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding Series
2014, 5.000%, 6/01/25
12/24 at 100.00 2,343,102
Columbus, Ohio, Sewerage System Revenue Bonds,
Refunding Series 2015:
5,000 5.000%, 6/01/29 6/26 at 100.00 5,256,550
6,750 5.000%, 6/01/32 6/26 at 100.00 7,045,717
1,200 Hamilton County, Ohio, Sewer System Revenue Bonds, Metropolitan
Sewer District of Greater Cincinnati, Refunding Series 2020A, 5.000%,
12/01/34
12/30 at 100.00 1,347,456
Hamilton, Ohio, Electric System Revenue Bonds, Refunding
& Improvement Series 2019:
865 4.000%, 10/01/37 - BAM Insured 10/29 at 100.00 861,817
1,000 4.000%, 10/01/38 - BAM Insured 10/29 at 100.00 976,550
1,015 4.000%, 10/01/39 - BAM Insured 10/29 at 100.00 983,718
1,100 Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019,
5.000%, 8/01/49, (Mandatory Put 2/01/25)
11/24 at 100.68 1,109,350
1,000 Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding and
Improvement Series 2022, 5.000%, 12/01/42
12/31 at 100.00 1,053,820
1,000 Marysville, Ohio, Water System Mortgage Revenue Bonds, Refunding
Series 2016, 4.000%, 12/01/38
12/25 at 100.00 986,300
Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement
Series 2017:
5,570 5.000%, 11/15/33 5/28 at 100.00 6,043,395
5,275 4.000%, 11/15/43 5/28 at 100.00 5,039,682
820 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/24 (d)
No Opt. Call 8
10,025 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%,
12/01/23 (d)
No Opt. Call 100

Nuveen Ohio Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Ohio Water Development Authority, Revenue Bonds,
Drinking Water Assistance Fund, Refunding Series 2019B:
$ 1,170 5.000%, 6/01/30 No Opt. Call $ 1,317,701
1,100 5.000%, 12/01/30 No Opt. Call 1,248,720
Ohio Water Development Authority, Revenue Bonds,
Drinking Water Assistance Fund, Series 2016:
1,000 5.000%, 6/01/29 12/26 at 100.00 1,055,140
1,900 5.000%, 12/01/36 12/26 at 100.00 1,984,493
Ohio Water Development Authority, Revenue Bonds, Fresh
Water Development, Series 2019:
3,800 5.000%, 12/01/38 12/29 at 100.00 4,112,018
1,000 5.000%, 6/01/44 12/29 at 100.00 1,064,550
4,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Kestrel Verifiers, Green Series 2021A, 5.000%, 12/01/46
12/31 at 100.00 4,313,360
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Refunding Series 2019B, 5.000%, 12/01/44
12/29 at 100.00 5,321,300
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2015A, 5.000%, 6/01/26
No Opt. Call 5,250,200
5,000 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2017A, 5.000%, 12/01/31
6/27 at 100.00 5,329,350
8,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Series 2020A, 5.000%, 12/01/50
6/30 at 100.00 8,994,615
Total Utilities 98,812,938
Total Municipal Bonds
(cost $580,871,126) 560,316,024
Shares Description (a) Value
X 27,751,278 COMMON STOCKS - 4.7%
X 27,751,278
Independent Power and Renewable Electricity Producers - 4.7%
350,634 Energy Harbor Corp (e),(f) $ 27,751,278
Total Independent Power and Renewable Electricity Producers 27,751,278
Total Common Stocks
(cost $9,249,818) 27,751,278
Total Long-Term Investments
(cost $590,120,944) 588,067,302
Other Assets & Liabilities, Net - 1.0% 5,834,302
Net Assets - 100% $ 593,901,604

them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 560,316,024 $ – $ 560,316,024
Common Stocks – 27,751,278 – 27,751,278
Total
$ – $ 588,067,302 $ – $ 588,067,302
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality
Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%,
8/01/20 and Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 3.750%, 12/01/23. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH.
Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(f) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax